UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5125

DREYFUS VARIABLE INVESTMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2011

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus Variable
Investment Fund,
Appreciation Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Important Tax Information
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally mild returns produced by the U.S. stock market in 2011 belie the pronounced volatility affecting equities over much of the year. Day-to-day market movements were often tumultuous, driven by macroeconomic developments ranging from catastrophic natural disasters in Japan to an unprecedented downgrade of long-term U.S. debt securities and the resurgence of a sovereign debt crisis in Europe. Still, U.S. corporations achieved record-setting profits, on average, even as market valuations dropped below historical norms.A fundamentals-based investment approach proved relatively ineffective in a market fueled mainly by emotion, causing most active portfolio managers to lag market averages.

We are hopeful that equity investors will adopt a more rational perspective in 2012. Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-InvestmentAdviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, DreyfusVariable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of 9.01%, and its Service shares produced a total return of 8.74%.1 In comparison, the total return of the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), was 2.09% for the same period.2

Macroeconomic disappointments throughout the world weighed on equity markets during much of 2011, but rallies in the first and fourth quarters enabled the S&P 500 Index to end the year in positive territory. The fund produced higher returns than its benchmark as risk-averse investors turned to the kinds of large, multinational companies that the fund favors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the fund normally invests at least 80% of its assets in common stocks. The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries. The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%.A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Global Economic Developments Roiled Equity Markets

Improvements in U.S. economic data supported stock prices at the start of 2011, but political unrest in the Middle East and catastrophic natural and nuclear disasters in Japan soon interrupted the rally. Nonetheless, investors continued to look forward to better business conditions, and stocks rebounded from these unexpected shocks by the end of the first quarter.

Investors’ hopes for a more robust recovery were dashed in late April, when Greece appeared headed for default on its sovereign debt and the crisis spread to other European nations. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. Consequently, newly risk-averse investors moved away from more speculative investments and toward traditionally defensive industries and companies. Market declines were particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. government debt. In contrast, the market rebounded from October through December when U.S. economic data improved and European policymakers made some progress in addressing the region’s problems.

Multinational Leaders Buoyed Fund Performance

In the turbulent market environment, skittish investors flocked to blue-chip companies with generous dividend yields, a presence in global markets and strong balance sheets.The fund particularly benefited from underweighted exposure to the financials sector, which helped it avoid weakness among banks affected by Europe’s debt crisis and a stricter U.S. regulatory environment. In the consumer staples sector, tobacco producer Philip Morris International encountered rising global demand, while Altria Group and Coca-Cola benefited from renewed investor interest in traditionally defensive companies with substantially positive cash flows. Industry giants Apple and International Business Machines fared well in the information technology sector. Other top performers included casual dining chain McDonald’s and large integrated energy companies Exxon Mobil and Chevron.

The materials sector fared less well during the reporting period, as metal producers Freeport-McMoRan Copper & Gold and Rio Tinto

4

suffered amid falling industrial commodity prices. The fund held no exposure to the utilities and telecommunications services sectors, which generally beat market averages despite growth characteristics that did not meet our investment criteria. Banking giant JPMorgan Chase & Co. was hurt by industry-wide concerns stemming from Europe’s debt crisis, and luxury goods purveyor Christian Dior suffered despite strong business fundamentals due to worries over the European financial crisis and potential contagion.

Investors Remain Focused on High-Quality Companies

We expect the global economic rebound to persist fitfully amid significant headwinds, leading us to conclude that investors are likely to continue to favor large, multinational companies with solid business fundamentals and strong income characteristics. Indeed, corporate earnings in 2011 generally remained robust despite the economic downturn, while equity valuations have become more attractive.When adjusting to the changing market environment, we identified a number of new opportunities among multinational companies with healthy balance sheets, ample cash reserves and a presence in growing markets, and we eliminated some older positions to make room for these opportunities.

January 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Fund shares are only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in an index.
3	Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components) funds can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/11
	1Year	5 Years	10 Years
Initial shares	9.01%	3.06%	4.13%
Service shares	8.74%	2.80%	3.87%
Standard & Poor’s 500
Composite Stock Price Index	2.09%	–0.25%	2.92%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund,Appreciation Portfolio on 12/31/01 to a $10,000 investment made in the Standard & Poor’s 500 Composite
Stock Price Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund,Appreciation Portfolio from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.06	$5.33
Ending value (after expenses)	$1,013.40	$1,012.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.08	$5.35
Ending value (after expenses)	$1,021.17	$1,019.91

† Expenses are equal to the fund’s annualized expense ratio of .80% for Initial Shares and 1.05% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—98.1%	Shares	Value ($)
Consumer Discretionary—11.4%
Arcos Dorados Holdings, Cl. A	110,000	2,258,300
McDonald’s	170,900	17,146,397
McGraw-Hill	107,100	4,816,287
News, Cl. A	308,136	5,497,146
News, Cl. B	7,700	139,986
Target	189,700	9,716,434
Time Warner Cable	45,000	2,860,650
Wal-Mart Stores	171,600	10,254,816
Walt Disney	120,000	4,500,000
		57,190,016
Consumer Staples—33.1%
Altria Group	488,100	14,472,165
Christian Dior	65,500	7,766,071
Coca-Cola	472,600	33,067,822
Estee Lauder, Cl. A	64,200	7,210,944
Green Mountain Coffee Roasters	30,000 [a,b]	1,345,500
Kraft Foods, Cl. A	160,000	5,977,600
Nestle, ADR	317,400	18,317,154
PepsiCo	142,900	9,481,415
Philip Morris International	488,100	38,306,088
Procter & Gamble	255,000	17,011,050
Walgreen	294,300	9,729,558
Whole Foods Market	45,100	3,138,058
		165,823,425
Energy—19.7%
Chevron	190,900	20,311,760
ConocoPhillips	165,100	12,030,837
Exxon Mobil	321,364	27,238,813
Imperial Oil	85,000 [a]	3,780,800
Occidental Petroleum	133,100	12,471,470
Royal Dutch Shell, Cl. A, ADR	172,500	12,608,025
Total, ADR	199,400[a]	10,191,334
		98,633,039

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—3.3%
BlackRock	20,000	3,564,800
Franklin Resources	41,000	3,938,460
JPMorgan Chase & Co.	267,300	8,887,725
		16,390,985
Health Care—9.7%
Abbott Laboratories	176,800	9,941,464
Intuitive Surgical	12,000 [b]	5,556,120
Johnson & Johnson	212,900	13,961,982
Medtronic	90,200	3,450,150
Merck & Co.	143,200	5,398,640
Novo Nordisk, ADR	33,300	3,838,158
Roche Holding, ADR	150,700	6,412,285
		48,558,799
Industrial—3.2%
Caterpillar	84,400	7,646,640
General Electric	214,800	3,847,068
United Technologies	59,000	4,312,310
		15,806,018
Information Technology—13.0%
Apple	61,000[b]	24,705,000
Automatic Data Processing	85,400	4,612,454
Intel	592,900	14,377,825
International Business Machines	67,000	12,319,960
QUALCOMM	50,800	2,778,760
Texas Instruments	213,300	6,209,163
		65,003,162
Materials—4.7%
Air Products & Chemicals	20,000	1,703,800
Freeport-McMoRan Copper & Gold	185,000	6,806,150
Praxair	95,200	10,176,880
Rio Tinto, ADR	100,000	4,892,000
		23,578,830
Total Common Stocks
(cost $304,209,663)		490,984,274

10

Other Investment—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,593,542)	7,593,542[c]	7,593,542

Investment of Cash Collateral
for Securities Loaned—.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,642,191)	2,642,191[c]	2,642,191

Total Investments (cost $314,445,396)	100.1%	501,220,007
Liabilities, Less Cash and Receivables	(.1%)	(615,493)
Net Assets	100.0%	500,604,514

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At December 31, 2011, the value of the fund’s securities on loan was
$2,592,538 and the value of the collateral held by the fund was $2,642,191.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	33.1	Materials	4.7
Energy	19.7	Financial	3.3
Information Technology	13.0	Industrial	3.2
Consumer Discretionary	11.4	Money Market Investments	2.0
Health Care	9.7		100.1

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,592,538)—Note 1(c):
Unaffiliated issuers	304,209,663	490,984,274
Affiliated issuers	10,235,733	10,235,733
Cash		1,696,633
Dividends and securities lending income receivable		1,184,021
Receivable for shares of Beneficial Interest subscribed		1,173,575
Prepaid expenses		15,657
		505,289,893
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		276,702
Due to Fayez & Sarofim & Co.		90,106
Liability for securities on loan—Note 1(c)		2,642,191
Payable for investment securities purchased		1,347,028
Payable for shares of Beneficial Interest redeemed		286,373
Accrued expenses		42,979
		4,685,379
Net Assets ($)		500,604,514
Composition of Net Assets ($):
Paid-in capital		307,637,163
Accumulated undistributed investment income—net		8,843,223
Accumulated net realized gain (loss) on investments		(2,650,483)
Accumulated net unrealized appreciation
(depreciation) on investments		186,774,611
Net Assets ($)		500,604,514

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	326,444,707	174,159,807
Shares Outstanding	8,591,846	4,615,304
Net Asset Value Per Share ($)	37.99	37.74

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $371,041 foreign taxes withheld at source):
Unaffiliated issuers	12,846,031
Affiliated issuers	4,870
Income from securities lending—Note 1(c)	76,748
Total Income	12,927,649
Expenses:
Investment advisory fee—Note 3(a)	2,460,928
Sub-investment advisory fee—Note 3(a)	1,005,168
Distribution fees—Note 3(b)	359,542
Professional fees	73,685
Prospectus and shareholders’ reports	64,725
Custodian fees—Note 3(b)	37,863
Trustees’ fees and expenses—Note 3(c)	32,703
Shareholder servicing costs—Note 3(b)	14,644
Loan commitment fees—Note 2	7,494
Miscellaneous	21,679
Total Expenses	4,078,431
Less—reduction in fees due to earnings credits—Note 3(b)	(7)
Net Expenses	4,078,424
Investment Income—Net	8,849,225
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(368,068)
Net unrealized appreciation (depreciation) on investments	31,468,680
Net Realized and Unrealized Gain (Loss) on Investments	31,100,612
Net Increase in Net Assets Resulting from Operations	39,949,837

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	8,849,225	7,352,431
Net realized gain (loss) on investments	(368,068)	(586,025)
Net unrealized appreciation
(depreciation) on investments	31,468,680	51,126,895
Net Increase (Decrease) in Net Assets
Resulting from Operations	39,949,837	57,893,301
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(5,339,622)	(6,320,853)
Service Shares	(2,014,556)	(1,386,410)
Total Dividends	(7,354,178)	(7,707,263)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	46,939,033	27,881,230
Service Shares	64,879,366	75,657,393
Dividends reinvested:
Initial Shares	5,339,622	6,320,853
Service Shares	2,014,556	1,386,410
Cost of shares redeemed:
Initial Shares	(58,474,591)	(48,910,102)
Service Shares	(28,370,572)	(38,807,049)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	32,327,414	23,528,735
Total Increase (Decrease) in Net Assets	64,923,073	73,714,773
Net Assets ($):
Beginning of Period	435,681,441	361,966,668
End of Period	500,604,514	435,681,441
Undistributed investment income—net	8,843,223	7,349,430

14

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Initial Shares
Shares sold	1,285,530	864,720
Shares issued for dividends reinvested	147,422	199,459
Shares redeemed	(1,599,685)	(1,544,798)
Net Increase (Decrease) in Shares Outstanding	(166,733)	(480,619)
Service Shares
Shares sold	1,791,766	2,347,577
Shares issued for dividends reinvested	55,897	43,916
Shares redeemed	(789,159)	(1,138,271)
Net Increase (Decrease) in Shares Outstanding	1,058,504	1,253,222

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	35.44	31.40	28.88	44.86	42.55
Investment Operations:
Investment income—net[a]	.73	.64	.63	.67	.66
Net realized and unrealized
gain (loss) on investments	2.42	4.09	4.95	(13.01)	2.32
Total from Investment Operations	3.15	4.73	5.58	(12.34)	2.98
Distributions:
Dividends from investment income—net	(.60)	(.69)	(.78)	(.77)	(.67)
Dividends from net realized
gain on investments	—	—	(2.28)	(2.87)	—
Total Distributions	(.60)	(.69)	(3.06)	(3.64)	(.67)
Net asset value, end of period	37.99	35.44	31.40	28.88	44.86
Total Return (%)	9.01	15.32	22.56	(29.55)	7.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	.81	.80	.81	.80
Ratio of net expenses
to average net assets	.80	.81	.80	.81	.80
Ratio of net investment income
to average net assets	1.99	2.01	2.31	1.82	1.52
Portfolio Turnover Rate	4.24	11.90	1.49	3.41	5.17
Net Assets, end of period ($ x 1,000)	326,445	310,385	290,073	274,782	569,422

a Based on average shares outstanding at each month end.
See notes to financial statements.

16

		Year Ended December 31,
Service Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	35.23	31.21	28.70	44.59	42.32
Investment Operations:
Investment income—net[a]	.63	.58	.59	.58	.56
Net realized and unrealized
gain (loss) on investments	2.42	4.05	4.89	(12.94)	2.30
Total from Investment Operations	3.05	4.63	5.48	(12.36)	2.86
Distributions:
Dividends from investment income—net	(.54)	(.61)	(.69)	(.66)	(.59)
Dividends from net realized
gain on investments	—	—	(2.28)	(2.87)	—
Total Distributions	(.54)	(.61)	(2.97)	(3.53)	(.59)
Net asset value, end of period	37.74	35.23	31.21	28.70	44.59
Total Return (%)	8.74	15.04	22.23	(29.72)	6.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	1.06	1.05	1.06	1.05
Ratio of net expenses
to average net assets	1.05	1.06	1.05	1.06	1.05
Ratio of net investment income
to average net assets	1.75	1.74	2.15	1.61	1.27
Portfolio Turnover Rate	4.24	11.90	1.49	3.41	5.17
Net Assets, end of period ($ x 1,000)	174,160	125,296	71,893	88,606	121,006
a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Appreciation Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	420,920,147	—	—	420,920,147
Equity Securities—
Foreign†	70,064,127	—	—	70,064,127
Mutual Funds	10,235,733	—	—	10,235,733
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign cur-

22

rency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2011, The Bank of New York Mellon earned $32,892 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	12/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	28,098,000	60,247,792	80,75C2,250	7,593,542	1.5
Dreyfus
Institutional
Cash
Advantage
Fund	9,340,956	354,198,748	360,897,513	2,642,191.5
Total	37,438,956	414,446,540	441,649,763	10,235,733	2.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

24

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: ordinary income $8,843,223, accumulated capital losses $1,621,087 and unrealized appreciation $185,882,506. In addition, the fund had $137,291 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than be considered short-term as they were under previous statute. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, $658,768 of the carryover expires in fiscal 2017, $732,796 expires in fiscal 2018 and $229,523 of post-enactment long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were as follows: ordinary income $7,354,178 and $7,707,263, respectively.

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency exchange gains and losses, the fund decreased

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

accumulated undistributed investment income-net by $1,254 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make

26

payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2011, Service shares were charged $359,542 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $1,506 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $227 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $7.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $37,863 pursuant to the custody agreement.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $220,603, Rule 12b-1 distribution plan fees $35,578, custodian fees $15,003, chief compliance officer fees $5,295 and transfer agency per account fees $223.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2011, amounted to $48,582,853 and $19,558,921, respectively.

At December 31, 2011, the cost of investments for federal income tax purposes was $315,337,501; accordingly, accumulated net unrealized appreciation on investments was $185,882,506, consisting of $199,694,157 gross unrealized appreciation and $13,811,651 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Appreciation Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Appreciation Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Appreciation Portfolio at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2012

The Fund	29

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2011 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously, Editor-
in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

34

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Growth and Income
Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
21	Notes to Financial Statements
33	Report of Independent Registered
Public Accounting Firm
34	Important Tax Information
35	Board Members Information
37	Officers of the Fund

FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally mild returns produced by the U.S. stock market in 2011 belie the pronounced volatility affecting equities over much of the year. Day-to-day market movements were often tumultuous, driven by macroeconomic developments ranging from catastrophic natural disasters in Japan to an unprecedented downgrade of long-term U.S. debt securities and the resurgence of a sovereign debt crisis in Europe. Still, U.S. corporations achieved record-setting profits, on average, even as market valuations dropped below historical norms.A fundamentals-based investment approach proved relatively ineffective in a market fueled mainly by emotion, causing most active portfolio managers to lag market averages.

We are hopeful that equity investors will adopt a more rational perspective in 2012. Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a –2.79% total return, and its Service shares achieved a total return of –2.99%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 2.09% for the same period.2

Macroeconomic disappointments throughout the world weighed on equity markets during much of 2011, but rallies in the first and fourth quarters enabled the S&P 500 Index to end the year in positive territory. The fund produced lower returns than its benchmark, primarily due to shortfalls in our stock selection strategy in the industrials, consumer discretionary and materials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the fund invests primarily in stocks of domestic and foreign issuers.We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income.We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Global Economic Developments Roiled Equity Markets

Improvements in U.S. economic data supported stock prices at the start of 2011, but political unrest in the Middle East and catastrophic natural and nuclear disasters in Japan soon interrupted the rally. Nonetheless, investors continued to look forward to better business conditions, and stocks generally rebounded from these unexpected shocks by the end of the first quarter.

Investors’ hopes for a more robust recovery were dashed in late April, when Greece teetered on the brink of default on its sovereign debt and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the crisis spread to other European nations. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing. Consequently, newly risk-averse investors shifted their focus toward traditionally defensive industries and companies, particularly well-known businesses with consistent earnings.

Market declines were particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. government debt. In contrast, the market rebounded to a degree from October through December, when U.S. economic data improved and European policymakers made some progress in addressing the region’s problems.

Stock Selections Dampened Relative Performance

The fund’s results compared to the benchmark in 2011 were hurt by a tilt toward companies that tend to be more sensitive to economic conditions. In the industrials sector, a number of fundamentally sound companies saw their stock prices fall when investor sentiment deteriorated, including Caterpillar, Ingersoll-Rand, Eaton and Cummins. In the consumer discretionary sector, cruise operator Carnival was hurt by elevated fuel costs and the need to reroute itineraries to avoid political unrest in North Africa. Office supplies retailer Staples lost value after reporting disappointing sales and earnings stemming from lackluster employment gains among its corporate customers. Among materials companies, metals producer Freeport-McMoRan Copper & Gold was undermined by reduced demand from the emerging markets. Specialty chemicals maker Eastman Chemical also suffered from reduced end-market demand. Finally, overweighted exposure to oil services provider Schlumberger proved counterproductive when a number of international projects were delayed due to the struggling global economy.

The fund achieved better results from individual holdings across several different industry groups. Pharmaceutical giant Pfizer posted better-than-expected earnings based on strong results in Japan, and investors responded positively to good news regarding new products under development. Media conglomerate Time Warner reported higher earnings due to record results in its film and entertainment division. Grocery chain Whole Foods Market captured market share from more traditional competitors and achieved stronger sales of premium brands to a relatively affluent customer base.The fund also

4

benefited from underweighted exposure to Bank of America, avoiding the brunt of weakness stemming from negative headlines and concerns regarding mortgage liabilities.

Finally, the fund benefited from our options strategy, in which we sold call options on stocks nearing our price targets. This strategy resulted in additional income, boosting the fund’s total return for the reporting period.

Stocks Have Become More Attractively Valued

Despite ongoing headwinds, we believe the economic expansion is likely to persist. Indeed, for much of 2011, the stock market seemed to react more to macroeconomic developments than to the fundamental strengths and weaknesses of individual companies. Consequently, in our analysis, many stocks have declined to lower valuations than are warranted by their fundamentals. Our bottom-up security selection process has identified a number of opportunities in the consumer discretionary sector, especially among media companies poised for increased advertising spending in an election year. Conversely, we have found fewer opportunities meeting our investment criteria in the utilities sector, where stocks generally appear more expensive.

January 17, 2012

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in an index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/11
	1Year	5 Years	10 Years
Initial shares	–2.79%	–0.82%	1.44%
Service shares	–2.99%	–1.05%	1.23%
Standard & Poor’s 500
Composite Stock Price Index	2.09%	–0.25%	2.92%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, Growth and Income Portfolio on 12/31/01 to a $10,000 investment made in the Standard & Poor’s 500
Composite Stock Price Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.40	$5.61
Ending value (after expenses)	$918.20	$917.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.63	$5.90
Ending value (after expenses)	$1,020.62	$1,019.36

† Expenses are equal to the fund’s annualized expense ratio of .91% for Initial shares and 1.16% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—99.3%	Shares	Value ($)
Consumer Discretionary—16.3%
Amazon.com	3,830[a]	662,973
Carnival	13,914	454,153
Dick’s Sporting Goods	5,630	207,634
DIRECTV, Cl. A	7,510[a]	321,128
Express	10,120	201,793
Home Depot	8,550	359,442
Johnson Controls	30,990	968,747
Limited Brands	7,910	319,168
Macy’s	14,920	480,126
Michael Kors Holdings	7,260	197,835
Newell Rubbermaid	74,940	1,210,281
News, Cl. A	32,280	575,875
Nordstrom	5,540	275,393
Omnicom Group	42,040	1,874,143
Priceline.com	810[a]	378,845
PVH	4,880	343,991
Regal Entertainment Group, Cl. A	14,720[b]	175,757
Ross Stores	6,460	307,044
Royal Caribbean Cruises	10,450	258,847
Target	5,170	264,807
Time Warner	37,226	1,345,348
Under Armour, Cl. A	3,820[a,b]	274,238
Viacom, Cl. B	9,880	448,651
		11,906,219
Consumer Staples—8.8%
Coca-Cola Enterprises	9,380	241,816
ConAgra Foods	35,330	932,712
Energizer Holdings	5,420[a]	419,942
Kraft Foods, Cl. A	22,880	854,797
Lorillard	1,590	181,260
PepsiCo	22,400	1,486,240
Philip Morris International	14,320	1,123,834
Procter & Gamble	12,890	859,892
Whole Foods Market	4,300	299,194
		6,399,687

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—11.5%
Cameron International	4,750 [a]	233,652
Chevron	4,650	494,760
ENSCO, ADR	7,780	365,038
EOG Resources	4,920	484,669
EQT	3,360	184,094
Exxon Mobil	19,300	1,635,868
National Oilwell Varco	4,610	313,434
Occidental Petroleum	22,540	2,111,998
Pioneer Natural Resources	4,120	368,658
Schlumberger	28,699	1,960,429
Southwestern Energy	7,150[a]	228,371
		8,380,971
Financial—13.0%
Ameriprise Financial	6,650	330,106
Arthur J. Gallagher & Co.	19,900	665,456
Capital One Financial	14,090 [b]	595,866
Comerica	22,040	568,632
Discover Financial Services	13,010	312,240
Franklin Resources	2,530	243,032
Goldman Sachs Group	2,260	204,372
IntercontinentalExchange	1,580 [a]	190,469
JPMorgan Chase & Co.	53,236	1,770,097
Marsh & McLennan	14,800	467,976
MetLife	21,400	667,252
Moody’s	20,250[b]	682,020
New York Community Bancorp	19,300	238,741
TD Ameritrade Holding	9,960	155,874
Travelers	3,140	185,794
U.S. Bancorp	35,110	949,726
Wells Fargo & Co.	44,460	1,225,318
		9,452,971
Health Care—11.7%
Agilent Technologies	6,150[a]	214,819
Alexion Pharmaceuticals	2,860[a]	204,490

10

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Allergan	3,200	280,768
Amgen	3,930	252,345
Baxter International	5,250	259,770
Biogen Idec	2,630[a]	289,431
Bristol-Myers Squibb	6,010	211,792
Celgene	5,530[a]	373,828
Gilead Sciences	9,290[a]	380,240
Johnson & Johnson	10,093	661,899
McKesson	10,130	789,228
Medtronic	5,390	206,167
Merck & Co.	28,850	1,087,645
Omnicare	13,070	450262
Perrigo	2,130	207,249
Pfizer	100,500	2,174,820
Watson Pharmaceuticals	4,870[a]	293,856
WellCare Health Plans	3,320[a]	174,300
		8,512,909
Industrial—11.1%
Caterpillar	13,100	1,186,860
Cooper Industries	9,680	524,172
Cummins	5,270	463,865
Danaher	11,930	561,187
Dover	17,030	988,591
Eaton	27,990	1,218,405
General Electric	70,460	1,261,939
Hubbell, Cl. B	8,800	588,368
Pitney Bowes	14,110[b]	261,599
Precision Castparts	2,470	407,031
Stanley Black & Decker	6,680	451,568
United Technologies	2,530	184,918
		8,098,503
Information Technology—20.1%
Accenture, Cl. A	4,270	227,292
Analog Devices	13,720	490,902

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Apple	5,456[a]	2,209,680
Broadcom, Cl. A	6,050	177,628
Cisco Systems	66,580	1,203,766
Citrix Systems	4,020[a]	244,094
Cypress Semiconductor	18,800	317,532
Electronic Arts	16,940[a]	348,964
EMC	20,290[a]	437,047
F5 Networks	2,890[a]	306,687
Google, Cl. A	2,173[a]	1,403,541
Intuit	7,880	414,409
MasterCard, Cl. A	1,170	436,199
Oracle	35,970	922,631
Paychex	23,140	696,745
QUALCOMM	42,680	2,334,596
Riverbed Technology	13,270[a]	311,845
Salesforce.com	2,850[a]	289,161
SanDisk	8,650[a]	425,667
Teradata	5,930[a]	287,664
Texas Instruments	28,910	841,570
VMware, Cl. A	3,670[a]	305,307
		14,632,927
Materials—4.2%
Air Products & Chemicals	9,440	804,194
Cliffs Natural Resources	4,360	271,846
Dow Chemical	12,310	354,036
Eastman Chemical	6,750	263,655
Freeport-McMoRan Copper & Gold	19,324	710,930

12

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Monsanto	6,760		473,673
Packaging Corp. of America	7,400		186,776
			3,065,110
Telecommunication
Services—1.9%
AT&T	8,570		259,157
Vodafone Group, ADR	23,850		668,516
Windstream	40,740	[b]	478,288
			1,405,961
Utilities—.7%
Exelon	8,100		351,297
PPL	6,070		178,579
			529,876
Total Common Stocks
(cost $67,930,366)			72,385,134

Preferred Stocks—.4%
Financial
Citigroup,
Conv., Cum. $7.50
(cost $273,079)	3,290		267,312

Other Investment—.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $268,468)	268,468	[c]	268,468

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,727,431)	1,727,431[c]	1,727,431
Total Investments (cost $70,199,344)	102.5%	74,648,345
Liabilities, Less Cash and Receivables	(2.5%)	(1,797,591)
Net Assets	100.0%	72,850,754

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2011, the value of the fund’s securities on loan was
$1,670,541 and the value of the collateral held by the fund was $1,727,431.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.1	Consumer Staples	8.8
Consumer Discretionary	16.3	Materials	4.2
Financial	13.4	Money Market Investments	2.8
Health Care	11.7	Telecommunication Services	1.9
Energy	11.5	Utilities	.7
Industrial	11.1		102.5

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,670,541)—Note 1(b):
Unaffiliated issuers	68,203,445	72,652,446
Affiliated issuers	1,995,899	1,995,899
Cash		4,556
Dividends and securities lending income receivable		163,173
Receivable for investment securities sold		57,073
Receivable for shares of Beneficial Interest subscribed		119
Prepaid expenses		3,462
		74,876,728
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		60,435
Liability for securities on loan—Note 1(b)		1,727,431
Payable for shares of Beneficial Interest redeemed		148,239
Payable for investment securities purchased		71,672
Accrued expenses		18,197
		2,025,974
Net Assets ($)		72,850,754
Composition of Net Assets ($):
Paid-in capital		87,926,116
Accumulated undistributed investment income—net		41,114
Accumulated net realized gain (loss) on investments		(19,565,477)
Accumulated net unrealized appreciation
(depreciation) on investments		4,449,001
Net Assets ($)		72,850,754

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	65,628,573	7,222,181
Shares Outstanding	3,461,909	380,587
Net Asset Value Per Share ($)	18.96	18.98

See notes to financial statements.

The Fund	15

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $573 foreign taxes withheld at source):
Unaffiliated issuers	1,724,479
Affiliated issuers	429
Income from securities lending—Note 1(b)	5,515
Total Income	1,730,423
Expenses:
Investment advisory fee—Note 3(a)	607,818
Auditing fees	41,004
Custodian fees—Note 3(b)	20,752
Distribution fees—Note 3(b)	20,733
Prospectus and shareholders’ reports	20,310
Trustees’ fees and expenses—Note 3(c)	9,662
Legal fees	5,011
Shareholder servicing costs—Note 3(b)	1,783
Loan commitment fees—Note 2	1,245
Miscellaneous	17,350
Total Expenses	745,668
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	745,666
Investment Income—Net	984,757
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,419,094
Net realized gain (loss) on options transactions	37,416
Net Realized Gain (Loss)	7,456,510
Net unrealized appreciation (depreciation) on investments	(10,574,186)
Net unrealized appreciation (depreciation) on options transactions	(1,526)
Net Unrealized Appreciation (Depreciation)	(10,575,712)
Net Realized and Unrealized Gain (Loss) on Investments	(3,119,202)
Net (Decrease) in Net Assets Resulting from Operations	(2,134,445)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	984,757	987,912
Net realized gain (loss) on investments	7,456,510	11,807,862
Net unrealized appreciation
(depreciation) on investments	(10,575,712)	1,285,664
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,134,445)	14,081,438
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(907,365)	(902,514)
Service Shares	(81,785)	(82,430)
Total Dividends	(989,150)	(984,944)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,620,731	2,666,633
Service Shares	182,174	182,777
Dividends reinvested:
Initial Shares	907,365	902,514
Service Shares	81,785	82,430
Cost of shares redeemed:
Initial Shares	(12,250,536)	(21,275,606)
Service Shares	(1,746,186)	(2,655,475)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,204,667)	(20,096,727)
Total Increase (Decrease) in Net Assets	(13,328,262)	(7,000,233)
Net Assets ($):
Beginning of Period	86,179,016	93,179,249
End of Period	72,850,754	86,179,016
Undistributed investment income—net	41,114	51,989

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Initial Shares
Shares sold	131,161	150,055
Shares issued for dividends reinvested	46,954	50,634
Shares redeemed	(620,661)	(1,229,028)
Net Increase (Decrease) in Shares Outstanding	(442,546)	(1,028,339)
Service Shares
Shares sold	8,896	10,621
Shares issued for dividends reinvested	4,230	4,597
Shares redeemed	(89,124)	(151,113)
Net Increase (Decrease) in Shares Outstanding	(75,998)	(135,895)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	19.76	16.86	13.27	25.42	24.79
Investment Operations:
Investment income—net[a]	.25	.20	.19	.13	.19
Net realized and unrealized
gain (loss) on investments	(.80)	2.91	3.59	(9.53)	1.79
Total from Investment Operations	(.55)	3.11	3.78	(9.40)	1.98
Distributions:
Dividends from investment income—net	(.25)	(.21)	(.19)	(.13)	(.19)
Dividends from net realized
gain on investments	—	—	—	(2.62)	(1.16)
Total Distributions	(.25)	(.21)	(.19)	(2.75)	(1.35)
Net asset value, end of period	18.96	19.76	16.86	13.27	25.42
Total Return (%)	(2.79)	18.61	28.79	(40.41)	8.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89	.88	.88	.85	.81
Ratio of net expenses
to average net assets	.89	.88	.84	.85	.81
Ratio of net investment income
to average net assets	1.24	1.16	1.32	.66	.76
Portfolio Turnover Rate	83.28	82.26	113.45	134.81	71.85
Net Assets, end of period ($ x 1,000)	65,629	77,151	83,182	73,919	149,445

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	19.77	16.87	13.28	25.43	24.80
Investment Operations:
Investment income—net[a]	.20	.16	.15	.08	.14
Net realized and unrealized
gain (loss) on investments	(.79)	2.91	3.59	(9.53)	1.79
Total from Investment Operations	(.59)	3.07	3.74	(9.45)	1.93
Distributions:
Dividends from investment income—net	(.20)	(.17)	(.15)	(.08)	(.14)
Dividends from net realized
gain on investments	—	—	—	(2.62)	(1.16)
Total Distributions	(.20)	(.17)	(.15)	(2.70)	(1.30)
Net asset value, end of period	18.98	19.77	16.87	13.28	25.43
Total Return (%)	(2.99)	18.29	28.44	(40.53)	8.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.14	1.13	1.13	1.10	1.06
Ratio of net expenses
to average net assets	1.14	1.13	1.09	1.10	1.00
Ratio of net investment income
to average net assets	.99	.91	1.08	.40	.55
Portfolio Turnover Rate	83.28	82.26	113.45	134.81	71.85
Net Assets, end of period ($ x 1,000)	7,222	9,028	9,997	9,990	21,294

a Based on average shares outstanding at each month end.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Growth and Income Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series.The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

22

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	71,153,745	267,312	—	71,421,057
Equity Securities—
Foreign†	1,231,389	—	—	1,231,389
Mutual Funds	1,995,899	—	—	1,995,899
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require

24

reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2011, The Bank of New York Mellon earned $2,363 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	12/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	874,000	12,682,285	13,287,817	268,468.4
Dreyfus
Institutional
Cash
Advantage
Fund	3,432,688	56,142,261	57,847,518	1,727,431	2.4
Total	4,306,688	68,824,546	71,135,335	1,995,899	2.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. The fund declares and pays dividends from investment income-net on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

26

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $41,114, accumulated capital losses $18,903,892 and unrealized appreciation $4,117,949. In addition, the fund had $330,533 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than be considered short-term as they were under previous statute. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, $9,174,254 of the carryover expires in fiscal 2016 and $9,729,638 expires in fiscal 2017.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010, were as follows: ordinary income $989,150 and $984,944, respectively.

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for return of capital distributions, the fund decreased accumulated undistributed investment income-net by $6,482, increased accumulated net realized gain (loss) on investments by $3,058 and increased paid-in capital by $3,424. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan

28

provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2011, Service shares were charged $20,733 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $465 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $73 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $20,752 pursuant to the custody agreement.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $46,465, Rule 12b-1 distribution plan fees $1,543, custodian fees $7,060, chief compliance officer fees $5,295 and transfer agency per account fees $72.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended December 31, 2011, amounted to $67,642,381 and $76,940,171, respectively.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying finan-

30

cial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended December 31, 2011

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	109	2,616
Contracts written	392	60,030
Contracts terminated:
Contracts closed	215	45,945	25,230	20,715
Contracts expired	286	16,701	—	16,701
Total contracts terminated	501	62,646	25,230	37,416
Contracts Outstanding
December 31, 2011	—	—

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2011:

Average Market Value ($)
Equity options contracts	5,278

At December 31, 2011, the cost of investments for federal income tax purposes was $70,530,396; accordingly, accumulated net unrealized appreciation on investments was $4,117,949, consisting of $6,947,348 gross unrealized appreciation and $2,829,399 gross unrealized depreciation.

32

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Growth and Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Growth and Income Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Growth and Income Portfolio at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2012

The Fund	33

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2011 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

34

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

The Fund	35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Fund	37

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

38

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International
Equity Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally disappointing returns produced by non-U.S. stock markets in 2011 were driven by adverse macroeconomic developments ranging from catastrophic natural disasters in Japan and an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe and inflation-fighting measures in China and India. In a departure from the trend of the past several years, developed markets in 2011 produced better overall results than emerging markets, and larger stocks generally outpaced smaller stocks.

We already have seen signs that Europe is making progress in addressing its debt crisis, and key emerging markets appear headed for a “soft landing” as inflationary pressures wane. Our economic forecast calls for a mild acceleration of the global recovery in most regions outside of Europe.As investors grow more comfortable with economic conditions, we expect investment capital to flow back into fundamentally sound nations throughout the world. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Jonathan Bell, Portfolio Manager, Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the one-year period ended December 31, 2011, Dreyfus Variable Investment Fund, International Equity Portfolio’s Intial shares produced a total return of –14.68%, and its Service shares returned –14.91%.1This compares with a –12.14% return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

The protracted debt crisis in Europe and disappointing global economic data undermined investor sentiment during much of 2011. The fund produced lower returns than the MSCI EAFE Index, primarily due to weakness among energy companies.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of global investment themes. These themes are based primarily on observable economic, industrial or social trends that Newton believes will positively affect markets, industries or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include deleverage, which asserts that certain economies and institutions need to reduce their budget deficits and pay down debt burdens which are reducing their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, the networked world theme identifies the investment opportunities and challenges inherent in the growth of information technology and data communication around the world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as networked world and deleverage; the relative values of equities, bonds and cash; company fundamentals; and long-term trends in currency movements. Within markets and sectors determined to be relatively

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock becomes fully valued by the market.

Unexpected Shocks Undermined Global Markets

Investor confidence generally remained positive over the first quarter of 2011, but sentiment later crumbled when the sovereign debt crisis intensified in the European Union, the U.S. economy weakened and China’s previously torrid growth slowed. Stocks fell particularly sharply during August and September, after a major agency downgraded the credit rating of long-term U.S. government debt. In this turbulent environment, investors favored perceived safe havens, including well-established companies that continued to meet earnings expectations. Market conditions began to stabilize in October, buoyed by improving U.S. economic conditions and signs of political progress in addressing Europe’s problems. Although volatility remained elevated from October through December, international markets regained some of the ground they had lost earlier.

Mixed Results in a Challenging Environment

Despite positioning the fund defensively, the fund’s relative performance was dampened by several holdings that are not part of the MSCI EAFE Index, including some with a significant presence in the emerging markets. Many of the fund’s laggards in 2011 were energy companies, including U.K.-based Bowleven, which was hurt by lower-than-expected production volumes. Australian coal processor White Energy encountered trouble obtaining raw materials, causing its stock to drop sharply.The fund did not own Royal Dutch Shell, which fared relatively well during the flight to quality.

Results from Brazil disappointed when inflation fears intensified, undermining consumer stocks, such as household goods maker Hypermarcas. In Hong Kong, fragrance maker Huabao International Holdings suffered amid corporate governance concerns, and furniture manufacturer Man Wah Holdings encountered softer demand for exports to the United States. Japanese investment bank Nomura Holdings stumbled due to headwinds affecting its international expansion efforts, and technology firm Sumco slid when higher silicon wafer prices did not materialize.

4

The fund achieved better results from Thai hospital operator Bangkok Dusit Medical Services, which posted strong growth as consumers gained greater access to the nation’s health care system.Also in Thailand, mobile operator Advanced Info Service rallied due to strong cash flows and an attractive dividend. Swiss pharmaceutical developer Roche Holding benefited from a robust pipeline of new products.Tobacco producers British American Tobacco and Japan Tobacco advanced due to high dividends and expanding profit margins. Other winners during 2011 included medical equipment maker Fresenius Medical Care & Co., convenience stores chain Lawson and Japanese retailer Don Quijote.

Maintaining a Cautious Investment Posture

We expect deleveraging among businesses, consumers and governments to continue to weigh on global economic growth. Consequently, we have intensified our focus on well-established companies with attractive dividends and positive cash flows.We also have found attractive growth opportunities in the emerging markets. We have identified relatively few opportunities in Europe, and we have deemphasized companies that tend to be more sensitive to economic cycles.

January 17, 2012

Please note, any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in an index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/11
	1Year	5 Years	10 Years
Initial shares	–14.68%	–4.47%	5.36%
Service shares	–14.91%	–4.72%	5.08%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	–12.14%	–4.72%	4.67%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, International Equity Portfolio on 12/31/01 to a $10,000 investment made in the Morgan Stanley Capital
International Europe,Australasia, Far East Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.00	$6.11
Ending value (after expenses)	$837.40	$836.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.50	$6.72
Ending value (after expenses)	$1,019.76	$1,018.55

Expenses are equal to the fund’s annualized expense ratio of 1.08% for Initial shares and 1.32% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—97.2%	Shares	Value ($)
Australia—5.0%
AMP	97,643	406,467
Newcrest Mining	25,582	774,491
Santos	43,176	540,522
White Energy	146,244[a]	56,840
WorleyParsons	14,389	377,786
		2,156,106
Belgium—1.5%
Anheuser-Busch InBev	10,135	620,509
Brazil—1.6%
Arezzo Industria e Comercio	24,879	309,445
International Meal Co. Holdings	26,400	183,855
Rossi Residencial	2,674	11,469
Tele Norte Leste Participacoes, ADR	18,046	171,617
		676,386
Canada—2.7%
Barrick Gold	6,639	300,751
Nexen	12,590	200,328
Potash Corporation of Saskatchewan	7,202	297,694
Yamana Gold	25,056	369,415
		1,168,188
China—1.4%
Biostime International Holdings	206,000	363,376
Mindray Medical International, ADR	9,622	246,708
		610,084
France—8.1%
Air Liquide	4,823	596,687
BNP Paribas	22,487	883,298
L’Oreal	3,849	402,012
Nexans	4,969	257,888
Thales	12,918	407,946
Total	18,161	928,440
		3,476,271
Germany—4.7%
Allianz	4,099	392,101
Bayer	13,115	838,518

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
Fresenius Medical Care & Co.	5,825	395,797
Gerry Weber International	12,071	368,231
		1,994,647
Hong Kong—5.3%
AIA Group	91,200	284,758
Belle International Holdings	168,000	292,885
China Mobile	53,500	522,835
GOME Electrical Appliances Holdings	773,000	179,152
Huabao International Holdings	259,000	132,391
Jardine Matheson Holdings	13,200	621,060
Man Wah Holdings	363,167	217,902
		2,250,983
Italy—.6%
Saipem	6,486	275,759
Japan—22.1%
Asahi Group Holdings	18,600	408,393
CALBEE	5,793	283,366
Dena	9,869	296,057
Don Quijote	19,000	651,929
FANUC	2,500	382,617
Hitachi Construction Machinery	18,500	311,498
INPEX	66	415,876
Japan Tobacco	199	935,923
Lawson	8,600	536,872
Mitsui Fudosan	36,000	524,776
Nomura Holdings	172,400	521,881
NTT DoCoMo	247	454,080
Otsuka Holdings	12,400	348,624
Shiseido	14,000	257,373
SUGI HOLDINGS	11,900	346,935
Sumitomo Mitsui Financial Group	18,500	515,318
Toshiba	120,000	491,100
Towa Pharmaceutical	11,600	495,076
Toyota Motor	38,600	1,286,332
		9,464,026

10

Common Stocks (continued)	Shares	Value ($)
Macau—.5%
Sands China	72,800[a]	205,748
Norway—1.4%
DnB	61,942	606,386
Philippines—.9%
Energy Development	2,686,600	385,332
Poland—.9%
Telekomunikacja Polska	79,491	396,902
Singapore—1.9%
Sakari Resources	234,000	331,953
United Overseas Bank	39,000	459,142
		791,095
South Africa—.9%
MTN Group	21,666	385,758
Spain—.9%
Amadeus IT Holding, Cl. A	22,675	367,865
Sweden—1.0%
TeliaSonera	64,064	435,375
Switzerland—14.7%
ABB	26,789[a]	504,237
Actelion	8,050[a]	276,389
Bank Sarasin & Cie, Cl. B	11,648	340,400
Lonza Group	3,796[a]	224,293
Nestle	24,570	1,412,520
Novartis	16,869	964,405
Roche Holding	8,718	1,477,596
Syngenta	2,056[a]	601,938
Zurich Financial Services	2,081[a]	470,789
		6,272,567
Taiwan—.4%
HTC	11,000	180,554
Thailand—4.3%
Advanced Info Service	60,700	270,312
Bangkok Bank	138,500	719,937
Bangkok Dusit Medical Services	318,798[a]	828,572
		1,818,821

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom—16.4%
Associated British Foods	22,416	385,366
Barclays	161,423	441,336
BHP Billiton	37,045	1,080,134
Bowleven	143,021[a]	149,369
British American Tobacco	20,261	961,416
British Sky Broadcasting Group	31,607	359,550
Cable & Wireless Communications	395,253	234,480
Centrica	118,199	531,044
Compass Group	35,550	337,325
GlaxoSmithKline	34,310	784,060
ICAP	93,404	503,197
Imagination Technologies Group	17,896[a]	152,580
Ophir Energy	75,081	336,740
SSE	37,500	751,840
		7,008,437
Total Common Stocks
(cost $43,154,583)		41,547,799

Preferred Stocks—1.1%
Brazil—1.1%
Petroleo Brasileiro
(cost $646,413)	39,107	450,561

12

Other Investment—1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $520,000)	520,000[b]	520,000

Total Investments (cost $44,320,996)	99.5%	42,518,360
Cash and Receivables (Net)	.5%	217,756
Net Assets	100.0%	42,736,116

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Goods	17.8	Telecommunications	6.7
Financial	16.5	Utilities	3.9
Health Care	14.4	Technology	1.6
Materials	13.1	Consumer Staples	1.5
Oil & Gas	8.6	Money Market Investment	1.2
Consumer Services	7.2
Industrial	7.0		99.5

† Based on net assets.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	43,800,996	41,998,360
Affiliated issuers	520,000	520,000
Cash		168,944
Cash denominated in foreign currencies	39,426	39,689
Receivable for investment securities sold		96,910
Dividends receivable		79,214
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		45,841
Receivable for shares of Beneficial Interest subscribed		894
Prepaid expenses		1,221
		42,951,073
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		57,457
Payable for shares of Beneficial Interest redeemed		81,176
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		55,890
Accrued expenses		20,434
		214,957
Net Assets ($)		42,736,116
Composition of Net Assets ($):
Paid-in capital		60,214,934
Accumulated undistributed investment income—net		144,886
Accumulated net realized gain (loss) on investments		(15,809,156)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(1,814,548)
Net Assets ($)		42,736,116

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	33,296,894	9,439,222
Shares Outstanding	2,422,110	687,857
Net Asset Value Per Share ($)	13.75	13.72

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $105,521 foreign taxes withheld at source):
Unaffiliated issuers	1,296,992
Affiliated issuers	525
Total Income	1,297,517
Expenses:
Investment advisory fee—Note 3(a)	398,387
Auditing fees	67,487
Custodian fees—Note 3(b)	67,222
Distribution fees—Note 3(b)	30,318
Prospectus and shareholders’ reports	13,673
Trustees’ fees and expenses—Note 3(c)	5,680
Legal fees	3,666
Shareholder servicing costs—Note 3(b)	1,921
Interest expense—Note 2	884
Loan commitment fees—Note 2	787
Miscellaneous	23,217
Total Expenses	613,242
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	613,241
Investment Income—Net	684,276
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,299,408
Net realized gain (loss) on forward foreign currency exchange contracts	(1,926)
Net Realized Gain (Loss)	4,297,482
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(12,354,231)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	70,428
Net Unrealized Appreciation (Depreciation)	(12,283,803)
Net Realized and Unrealized Gain (Loss) on Investments	(7,986,321)
Net (Decrease) in Net Assets Resulting from Operations	(7,302,045)
See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	684,276	812,851
Net realized gain (loss) on investments	4,297,482	1,237,077
Net unrealized appreciation
(depreciation) on investments	(12,283,803)	3,574,429
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,302,045)	5,624,357
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(935,584)	(739,691)
Service Shares	(239,508)	(194,723)
Total Dividends	(1,175,092)	(934,414)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,442,961	4,924,552
Service Shares	944,711	1,706,809
Dividends reinvested:
Initial Shares	935,584	739,691
Service Shares	239,508	194,723
Cost of shares redeemed:
Initial Shares	(12,030,624)	(7,378,266)
Service Shares	(3,581,111)	(2,773,022)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,048,971)	(2,585,513)
Total Increase (Decrease) in Net Assets	(18,526,108)	2,104,430
Net Assets ($):
Beginning of Period	61,262,224	59,157,794
End of Period	42,736,116	61,262,224
Undistributed investment income—net	144,886	581,118

16

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Initial Shares
Shares sold	222,380	342,485
Shares issued for dividends reinvested	57,292	49,019
Shares redeemed	(744,276)	(500,686)
Net Increase (Decrease) in Shares Outstanding	(464,604)	(109,182)
Service Shares
Shares sold	60,669	117,507
Shares issued for dividends reinvested	14,667	12,904
Shares redeemed	(229,570)	(188,040)
Net Increase (Decrease) in Shares Outstanding	(154,234)	(57,629)

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	16.44	15.19	12.75	23.12	20.08
Investment Operations:
Investment income—net[a]	.21	.22	.28	.30	.29
Net realized and unrealized
gain (loss) on investments	(2.57)	1.28	2.71	(9.70)	3.10
Total from Investment Operations	(2.36)	1.50	2.99	(9.40)	3.39
Distributions:
Dividends from investment income—net	(.33)	(.25)	(.55)	(.34)	(.35)
Dividends from net realized
gain on investments	—	—	—	(.63)	—
Total Distributions	(.33)	(.25)	(.55)	(.97)	(.35)
Net asset value, end of period	13.75	16.44	15.19	12.75	23.12
Total Return (%)	(14.68)	10.03	25.26	(42.22)	17.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.06	1.12	1.10	1.03
Ratio of net expenses
to average net assets	1.10	1.06	1.12	1.08	.98
Ratio of net investment income
to average net assets	1.35	1.47	2.12	1.62	1.37
Portfolio Turnover Rate	56.20	63.67	104.15	99.61	113.77
Net Assets, end of period ($ x 1,000)	33,297	47,443	45,507	37,360	70,923
a Based on average shares outstanding at each month end.
See notes to financial statements.

18

		Year Ended December 31,
Service Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	16.41	15.17	12.72	23.06	20.05
Investment Operations:
Investment income—net[a]	.17	.18	.25	.24	.22
Net realized and unrealized
gain (loss) on investments	(2.57)	1.28	2.71	(9.66)	3.11
Total from Investment Operations	(2.40)	1.46	2.96	(9.42)	3.33
Distributions:
Dividends from investment income—net	(.29)	(.22)	(.51)	(.29)	(.32)
Dividends from net realized
gain on investments	—	—	—	(.63)	—
Total Distributions	(.29)	(.22)	(.51)	(.92)	(.32)
Net asset value, end of period	13.72	16.41	15.17	12.72	23.06
Total Return (%)	(14.91)	9.74	24.89	(42.36)	16.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.35	1.31	1.37	1.35	1.28
Ratio of net expenses
to average net assets	1.35	1.31	1.37	1.34	1.23
Ratio of net investment income
to average net assets	1.09	1.23	1.91	1.33	1.02
Portfolio Turnover Rate	56.20	63.67	104.15	99.61	113.77
Net Assets, end of period ($ x 1,000)	9,439	13,819	13,651	11,639	18,607
a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Equity Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series.The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser. Newton is also a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

20

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are

22

purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	41,998,360	—	—	41,998,360
Mutual Funds	520,000	—	—	520,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	45,841	—	45,841
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(55,890)	—	(55,890)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

24

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2010	($)	Purchases ($)	Sales ($)	12/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		9,500,000	8,980,000	520,000		1.2

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $171,872, accumulated capital losses $14,965,880 and unrealized depreciation $2,107,725. In addition, the fund had $577,085 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than be considered short-term as they were under previous statute. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized

26

subsequent to December 31, 2011. If not applied, $3,155,881 of the carryover expires in fiscal 2016 and $11,809,999 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010, were as follows: ordinary income $1,175,092 and $934,414, respectively.

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency exchange gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $54,584 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2011 was approximately $64,700 with a related weighted average annualized interest rate of 1.37%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2011, Service shares were charged $30,318 pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $292 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services

28

related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $43 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $67,222 pursuant to the custody agreement.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $27,292, Rule 12b-1 distribution plan fees $2,034, custodian fees $22,791, chief compliance officer fees $5,295 and transfer agency per account fees $45.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2011, amounted to $29,759,340 and $40,959,625, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at December 31, 2011:

Forward Foreign
Currency		Foreign			Unrealized
Exchange	Number of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
3/15/2012[a]	1	1,238,000	663,167	652,707	(10,460)
Japanese Yen,
Expiring
3/15/2012[a]	1	47,240,842	616,118	614,616	(1,502)
Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/15/2012[a]	2	669,000	673,145	680,484	(7,339)
Brazilian Real,
Expiring:
3/15/2012[a]	1	1,238,000	616,118	652,707	(36,589)
6/15/2012[b]	1	790,000	425,074	409,589	15,485
British Pound,
Expiring
1/13/2012[a]	1	344,000	546,583	534,159	12,424
Japanese Yen,
Expiring
3/15/2012[a]	1	49,594,280	663,167	645,235	17,932
Gross Unrealized
Appreciation					45,841
Gross Unrealized
Depreciation					(55,890)

Counterparties:
a	JPMorgan Chase & Co.
b	UBS

30

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2011:

Average Market Value ($)
Forward contracts	1,754,045

At December 31, 2011, the cost of investments for federal income tax purposes was $44,624,222; accordingly, accumulated net unrealized depreciation on investments was $2,105,862, consisting of $4,004,421 gross unrealized appreciation and $6,110,283 gross unrealized depreciation.

The Fund 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, International Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DreyfusVariable Investment Fund, International Equity Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Equity Portfolio at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2012

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended December 31, 2011:

—the total amount of taxes paid to foreign countries was $105,521

—the total amount of income sourced from foreign countries was $1,403,304.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2011 calendar year with Form 1099-DIV which will be mailed in early 2012.

The Fund	33

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————

Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

34

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	35

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

36

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	37

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International Value
Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
21	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Variable Investment Fund, InternationalValue Portfolio, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally disappointing returns produced by non-U.S. stock markets in 2011 were driven by adverse macroeconomic developments ranging from catastrophic natural disasters in Japan and an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe and inflation-fighting measures in China and India. In a departure from the trend of the past several years, developed markets in 2011 produced better overall results than emerging markets, and larger stocks generally outpaced smaller stocks.

We already have seen signs that Europe is making progress in addressing its debt crisis, and key emerging markets appear headed for a “soft landing” as inflationary pressures wane. Our economic forecast calls for a mild acceleration of the global recovery in most regions outside of Europe.As investors grow more comfortable with economic conditions, we expect investment capital to flow back into fundamentally sound nations throughout the world. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by D. Kirk Henry, Primary Portfolio Manager; Carolyn Kedersha, Warren Skillman and Clifford Smith, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Variable Investment Fund, International Value Portfolio’s Initial shares produced a total return of –18.48%, and its Service shares produced a total return of –18.76%.1 This compares with a –12.14% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

A protracted debt crisis in Europe and disappointing global economic data undermined investor sentiment over much of 2011, driving stock prices significantly lower.The fund produced lower returns than the MSCI EAFE Index, primarily due to the market’s discounting of most value-oriented stocks in favor of momentum-oriented stocks and perceived safe havens.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies.The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven.When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends.We focus on how a stock is valued relative to its intrinsic worth, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

Unexpected Shocks Undermined Global Markets

Despite several unexpected shocks to global markets, including unprecedented political unrest in the Middle East, natural and nuclear disasters in Japan, and the growing sovereign debt crisis in Europe, investors remained generally positive over the first several months of 2011. However, investor

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

confidence later crumbled as the debt crisis spread to other members of the European Union, Chinese growth slowed in response to local inflation-fighting efforts, and the U.S. economy showed signs of renewed distress.The MSCI EAFE Index fell particularly sharply during August and September, when investors reacted negatively to a major credit rating agency’s downgrade of long-term U.S. government debt. In this turbulent environment, investors favored perceived safe havens, such as gold, U.S.Treasuries and a limited number of stocks of well-established companies that continued to meet earnings growth expectations.

Market conditions began to stabilize in October, buoyed by several positive developments including improving U.S. economic conditions, signs of political progress in addressing Europe’s structural problems and evidence that inflationary pressures were waning in China. Although market volatility remained high over the final three months of the year, global equity markets regained some of the ground they had lost earlier.

Mixed Results in a Challenging Environment

The fund trailed its benchmark most significantly in the consumer discretionary sector. Notable disappointments included U.K.-based Home Retail Group, which encountered unexpectedly weak demand from cash-strapped consumers; and Hong Kong-based apparel retailer Esprit Holdings, which faced weak demand, wholesale distribution problems and unfavorable market reaction to a corporate restructuring. The fund’s overweighted exposure to technology stocks hurt as well, most notably in the case of Finnish cell phone maker Nokia, which suffered due to its lagging presence in the fast-growing smartphone area. In Italy, international aerospace and defense contractor Finmeccanica lost value in response to widespread cutbacks in government spending and an unclear timetable regarding the company’s restructuring.

The fund achieved better results in other areas. A diverse group of Japan-based investments enhanced performance despite the disrupting effects of a major earthquake and related tsunami and nuclear disasters. Top performers in Japan included utility Tokyo Gas, rail transportation provider East Japan Railway, consumer products makers Kao, Seven & I Holdings, and pharmaceutical developer Astellas Pharma. Stock selections in Sweden delivered relatively strong performance as well, led by telecommunications giant Telefonaktiebolaget LM Ericsson, financial conglomerate Investor AB, and packaging manufacturer

4

Svenska Cellulosa. In Switzerland, strong stock selections, such as pharmaceutical giants Roche Holding and Novartis, more than made up for the fund’s underweighted country exposure.Another major drug maker, Paris based Sanofi, also contributed positively to relative performance, helping to make the health care sector the fund’s top performing industry group during 2011.

Focusing on Underlying Value

On balance, and in light of recent global political and economic developments, we believe the world’s economies are positioned for continued, albeit sluggish, growth in the face of ongoing challenges. In such an environment, we expect international stock markets to respond with less volatility stemming from short-term headlines, instead placing greater emphasis on each company’s underlying value and longer-term business prospects. As of year-end, we have found a relatively large number of investment opportunities in the technology sector that meet our disciplined, value-oriented stock selection criteria, but relatively few stocks have met our criteria in the basic materials sector.

January 17, 2012

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/11
	1Year	5 Years	10 Years
Initial shares	–18.48%	–6.15%	3.68%
Service shares	–18.76%	–6.39%	3.48%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	–12.14%	–4.72%	4.67%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, International Value Portfolio on 12/31/01 to a $10,000 investment made in the Morgan Stanley Capital
International Europe,Australasia, Far East Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses (after any expense reimbursements).The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.98	$7.06
Ending value (after expenses)	$797.10	$795.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.72	$7.93
Ending value (after expenses)	$1,018.55	$1,017.34

† Expenses are equal to the fund’s annualized expense ratio of 1.32% for Initial Shares and 1.56% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—96.1%	Shares	Value ($)
Australia—4.7%
BlueScope Steel	212,633	88,080
National Australia Bank	38,671	923,949
Nufarm	94,613[a]	402,563
Primary Health Care	168,217	529,920
Qantas Airways	140,910[a]	210,419
QBE Insurance Group	64,570	855,245
Toll Holdings	101,223	436,900
		3,447,076
Belgium—.9%
Delhaize Group	11,410	640,977
Brazil—1.9%
Banco Santander Brasil, ADS	62,690	510,297
Petroleo Brasileiro, ADR	22,540	560,119
Tele Norte Leste Participacoes, ADR	31,240	297,092
		1,367,508
China—3.1%
Beijing Capital International Airport, Cl. H	756,000	379,626
China Dongxiang Group	1,133,000	192,563
China Railway Group, Cl. H	645,000	201,806
Foxconn International Holdings	556,000[a]	358,659
Guangzhou Automobile Group, Cl. H	374,272	312,271
Huaneng Power International, ADR	3,380	71,048
Huaneng Power International, Cl. H	746,000	396,696
PetroChina, ADR	2,720	338,123
		2,250,792
Finland—1.3%
Nokia	190,200	928,537
France—11.7%
Alstom	15,560	471,845
Carrefour	48,410	1,103,659
Credit Agricole	46,603	262,977
EDF	19,990	486,394
France Telecom	49,740	781,201
GDF Suez	25,500	697,030
Lagardere	7,140	188,515

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Sanofi	20,587	1,512,085
Societe Generale	22,952	511,084
Total	35,780	1,829,172
Vivendi	33,644	736,759
		8,580,721
Germany—8.2%
Aixtron	26,020	331,712
Allianz	5,420	518,465
Bayer	11,340	725,032
Celesio	30,010	475,406
Commerzbank	187,900[a]	316,875
Daimler	11,094	487,036
Deutsche Bank	12,050	459,059
Deutsche Telekom	44,900	515,160
E.ON	61,360	1,323,848
Muenchener Rueckversicherungs	3,850	472,275
RWE	12,056	423,633
		6,048,501
Greece—.6%
Coca-Cola Hellenic Bottling	27,420[a]	470,219
Hong Kong—2.6%
China Mobile, ADR	6,340	307,427
Esprit Holdings	516,996	666,997
Hang Seng Bank	57,500	682,232
Pacific Basin Shipping	558,000	223,441
		1,880,097
India—.6%
Reliance Industries, GDR	16,020[b]	426,132
Israel—1.9%
Teva Pharmaceutical Industries, ADR	35,130	1,417,847
Italy—2.5%
Buzzi Unicem	10,800[a]	94,490
ENI	14,465	299,728
Finmeccanica	86,506	319,982

10

Common Stocks (continued)	Shares	Value ($)
Italy (continued)
Saras	703,920[a]	880,526
Unipol Gruppo Finanziario	638,057[a]	206,038
		1,800,764
Japan—21.1%
Denso	16,200	447,463
East Japan Railway	12,700	808,497
Fujitsu	84,000	436,534
INPEX	88	554,502
Kao	22,600	617,485
Kirin Holdings	25,000	304,015
Matsumotokiyoshi Holdings	24,800	501,993
Medipal Holdings	47,810	499,406
Mitsubishi UFJ Financial Group	271,800	1,154,717
NEC	107,000[a]	216,864
Nintendo	1,570	216,214
Nippon Express	127,000	494,998
Nippon Telegraph & Telephone	5,000	255,619
Nomura Holdings	87,700	265,481
Panasonic	73,700	626,215
Ricoh	83,700	729,670
Sekisui House	49,000	434,806
Seven & I Holdings	16,000	445,888
Shimachu	9,900	227,017
Shin-Etsu Chemical	18,560	913,894
Sumitomo Mitsui Financial Group	35,600	991,638
Sumitomo Mitsui Trust Holdings	149,240	438,200
Taiyo Nippon Sanso	88,000	613,954
Tokyo Electron	10,300	523,899
Tokyo Gas	117,000	538,106
Tokyo Steel Manufacturing	94,700	770,199
Toyoda Gosei	8,700	138,689
Toyota Motor	37,100	1,236,345
Yamada Denki	1,684	114,644
		15,516,952

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Netherlands—2.5%
Aegon	120,654[a]	484,240
Heineken	2,870	132,867
Koninklijke Philips Electronics	57,708	1,215,927
		1,833,034
Norway—.4%
Norsk Hydro	70,066	324,976
Russia—.1%
Gazprom, ADR	9,600	102,336
Singapore—1.8%
DBS Group Holdings	112,453	998,773
United Overseas Bank	27,425	322,871
		1,321,644
South Africa—1.1%
Murray & Roberts Holdings	78,960[a]	250,890
Standard Bank Group	48,340	591,334
		842,224
South Korea—2.0%
KB Financial Group, ADR	7,219[a]	226,243
Korea Electric Power	8,810[a]	195,395
Korea Electric Power, ADR	24,580[a]	269,888
Korea Exchange Bank	69,770	445,147
KT, ADR	8,630	134,973
SK Telecom, ADR	13,600	185,096
		1,456,742
Spain—.4%
Gamesa Corp Tecnologica	79,800	331,532
Sweden—3.4%
Husqvarna, Cl. B	62,480	287,885
Investor, Cl. B	22,290	415,870
Svenska Cellulosa, Cl. B	45,260	670,806
Telefonaktiebolaget LM Ericsson, Cl. B	106,380	1,088,215
		2,462,776

12

Common Stocks (continued)	Shares	Value ($)
Switzerland—6.9%
Adecco	9,590[a]	401,753
Lonza Group	7,950[a]	469,738
Novartis	28,539	1,631,581
Roche Holding	9,830	1,666,066
UBS	72,394[a]	861,668
		5,030,806
Taiwan—.5%
United Microelectronics	828,120	347,341
United Kingdom—15.9%
Anglo American	24,125	891,312
BAE Systems	132,058	584,696
BP	221,042	1,580,784
Home Retail Group	354,481	459,121
HSBC Holdings	302,931	2,310,136
Lonmin	42,797	651,340
QinetiQ Group	22,170	45,654
Reed Elsevier	40,224	324,206
Resolution	112,028	437,381
Royal Dutch Shell, Cl. A	43,065	1,577,323
Smith & Nephew	890	8,645
Tesco	127,607	799,525
Unilever	42,358	1,422,853
Vodafone Group	205,356	570,540
		11,663,516
Total Common Stocks
(cost $96,919,371)		70,493,050
	Number of
Rights—.0%	Rights	Value ($)
Australia
BlueScope Steel
(cost $65,206)	170,106[a]	1,044

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Other Investment—2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,920,000)	1,920,000[c]	1,920,000

Total Investments (cost $98,904,577)	98.7%	72,414,094
Cash and Receivables (Net)	1.3%	944,249
Net Assets	100.0%	73,358,343

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, this security was valued at $426,132 or .6% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	21.3	Materials	8.0
Health Care	12.1	Information Technology	7.1
Energy	10.6	Utilities	5.9
Consumer Staples	8.8	Telecommunication Services	5.2
Industrial	8.7	Money Market Investment	2.6
Consumer Discretionary	8.4		98.7

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	96,984,577	70,494,094
Affiliated issuers	1,920,000	1,920,000
Cash		342,739
Cash denominated in foreign currencies	429,098	429,510
Receivable for shares of Beneficial Interest subscribed		317,160
Dividends receivable		202,478
Receivable for investment securities sold		53,615
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		2
Prepaid expenses		2,956
		73,762,554
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		109,654
Payable for investment securities purchased		216,386
Payable for shares of Beneficial Interest redeemed		62,158
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		50
Accrued expenses		15,963
		404,211
Net Assets ($)		73,358,343
Composition of Net Assets ($):
Paid-in capital		124,675,434
Accumulated undistributed investment income—net		1,993,211
Accumulated net realized gain (loss) on investments		(26,812,316)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(26,497,986)
Net Assets ($)		73,358,343

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	40,549,003	32,809,340
Shares Outstanding	4,525,512	3,664,658
Net Asset Value Per Share ($)	8.96	8.95

See notes to financial statements.

The Fund	15

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends (net of $312,997 foreign taxes withheld at source):
Unaffiliated issuers	3,243,228
Affiliated issuers	1,228
Interest	351
Total Income	3,244,807
Expenses:
Investment advisory fee—Note 3(a)	925,088
Distribution fees—Note 3(b)	107,269
Custodian fees—Note 3(b)	87,671
Auditing fees	68,632
Prospectus and shareholders’ reports	25,256
Legal fees	9,017
Shareholder servicing costs—Note 3(b)	6,072
Trustees’ fees and expenses—Note 3(c)	4,347
Interest expense—Note 2	2,329
Loan commitment fees—Note 2	1,574
Miscellaneous	25,595
Total Expenses	1,262,850
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	1,262,847
Investment Income—Net	1,981,960
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,937,275
Net realized gain (loss) on forward foreign currency exchange contracts	(105,886)
Net Realized Gain (Loss)	4,831,389
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(23,466,283)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	98
Net Unrealized Appreciation (Depreciation)	(23,466,185)
Net Realized and Unrealized Gain (Loss) on Investments	(18,634,796)
Net (Decrease) in Net Assets Resulting from Operations	(16,652,836)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	1,981,960	1,634,037
Net realized gain (loss) on investments	4,831,389	4,946,937
Net unrealized appreciation
(depreciation) on investments	(23,466,185)	(2,795,852)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(16,652,836)	3,785,122
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,098,099)	(1,035,042)
Service Shares	(855,198)	(712,406)
Total Dividends	(1,953,297)	(1,747,448)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	10,351,325	9,286,687
Service Shares	6,541,873	13,407,360
Dividends reinvested:
Initial Shares	1,098,099	1,035,042
Service Shares	855,198	712,406
Cost of shares redeemed:
Initial Shares	(20,126,658)	(10,963,529)
Service Shares	(14,959,209)	(16,676,496)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(16,239,372)	(3,198,530)
Total Increase (Decrease) in Net Assets	(34,845,505)	(1,160,856)
Net Assets ($):
Beginning of Period	108,203,848	109,364,704
End of Period	73,358,343	108,203,848
Undistributed investment income—net	1,993,211	1,764,508

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Initial Shares
Shares sold	973,051	856,479
Shares issued for dividends reinvested	96,749	94,958
Shares redeemed	(1,827,409)	(1,040,516)
Net Increase (Decrease) in Shares Outstanding	(757,609)	(89,079)
Service Shares
Shares sold	640,635	1,246,678
Shares issued for dividends reinvested	75,282	65,239
Shares redeemed	(1,420,356)	(1,584,438)
Net Increase (Decrease) in Shares Outstanding	(704,439)	(272,521)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.21	10.92	8.79	17.43	19.50
Investment Operations:
Investment income—net[a]	.24	.18	.17	.34	.31
Net realized and unrealized
gain (loss) on investments	(2.26)	.30	2.35	(5.94)	.44
Total from Investment Operations	(2.02)	.48	2.52	(5.60)	.75
Distributions:
Dividends from investment income—net	(.23)	(.19)	(.39)	(.35)	(.31)
Dividends from net realized
gain on investments	—	—	—	(2.69)	(2.51)
Total Distributions	(.23)	(.19)	(.39)	(3.04)	(2.82)
Net asset value, end of period	8.96	11.21	10.92	8.79	17.43
Total Return (%)	(18.48)	4.46	30.97	(37.32)	4.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25	1.26	1.32	1.23	1.19
Ratio of net expenses
to average net assets	1.25	1.26	1.32	1.23	1.18
Ratio of net investment income
to average net assets	2.24	1.72	1.89	2.79	1.69
Portfolio Turnover Rate	46.71	61.13	63.87	55.27	66.08
Net Assets, end of period ($ x 1,000)	40,549	59,242	58,684	49,868	101,614

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.21	10.92	8.77	17.39	19.47
Investment Operations:
Investment income—net[a]	.22	.15	.15	.32	.27
Net realized and unrealized
gain (loss) on investments	(2.28)	.31	2.35	(5.94)	.44
Total from Investment Operations	(2.06)	.46	2.50	(5.62)	.71
Distributions:
Dividends from investment income—net	(.20)	(.17)	(.35)	(.31)	(.28)
Dividends from net realized
gain on investments	—	—	—	(2.69)	(2.51)
Total Distributions	(.20)	(.17)	(.35)	(3.00)	(2.79)
Net asset value, end of period	8.95	11.21	10.92	8.77	17.39
Total Return (%)	(18.76)	4.22	30.66	(37.48)	3.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.50	1.51	1.57	1.48	1.44
Ratio of net expenses
to average net assets	1.50	1.51	1.57	1.48	1.39
Ratio of net investment income
to average net assets	2.03	1.44	1.60	2.58	1.49
Portfolio Turnover Rate	46.71	61.13	63.87	55.27	66.08
Net Assets, end of period ($ x 1,000)	32,809	48,962	50,681	41,225	79,776

a Based on average shares outstanding at each month end.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	70,493,050	—	—	70,493,050
Mutual Funds	1,920,000	—	—	1,920,000
Rights†	1,044	—	—	1,044
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	2	—	2
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(50)	—	(50)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No.

2011-04 “Amendments to Achieve Common FairValue Measurement

24

and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2010	($)	Purchases ($)	Sales ($)	12/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,740,000		24,210,000	26,030,000	1,920,000		2.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

26

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,030,315, accumulated capital losses $23,931,605 and unrealized depreciation $28,758,170. In addition, the fund had $657,631 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than be considered short-term as they were under previous statute. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, $2,290,912 of the carryover expires in fiscal 2016 and $21,640,693 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were as follows: ordinary income $1,953,297 and $1,747,448, respectively.

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $200,040 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2011 was approximately $168,200 with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

28

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2011, Service shares were charged $107,269 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $631 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $101 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $87,671 pursuant to the custody agreement.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $62,034, Rule 12b-1 distribution plan fees $6,898, custodian fees $35,332, chief compliance officer fees $5,295 and transfer agency per account fees $95.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2011, amounted to $42,764,221 and $58,173,760, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

30

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at December 31, 2011:

Forward Foreign
Currency		Foreign			Unrealized
Exchange	Number of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Norwegian Krone,
Expiring
1/3/2012[a]	1	240,672	40,281	40,240	(41)
Singapore Dollar,
Expiring
1/3/2012[b]	1	46,672	35,992	35,983	(9)
Sales:			Proceeds ($)
British Pound,
Expiring
1/3/2012[b]	1	19,842	30,816	30,814	2
Gross Unrealized
Appreciation					2
Gross Unrealized
Depreciation					(50)

Counterparties:
a	Barclay’s Bank
b	Credit Suisse First Boston

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2011:

Average Market Value ($)
Forward contracts	365,829

At December 31, 2011, the cost of investments for federal income tax purposes was $101,164,761; accordingly, accumulated net unrealized depreciation on investments was $28,750,667, consisting of $2,003,124 gross unrealized appreciation and $30,753,791 gross unrealized depreciation.

The Fund	31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, International Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, International Value Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Value Portfolio at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U. S. generally accepted accounting principles.

New York, New York
February 10, 2012

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended December 31, 2011:

—the total amount of taxes paid to foreign countries was $308,015

—the total amount of income sourced from foreign countries was $3,556,225.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2011 calendar year with Form 1099-DIV which will be mailed in early 2012.

The Fund	33

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

34

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	35

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

36

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	37

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Money Market
Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets were significantly impacted by a “flight to quality” sentiment in which investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S. Treasury securities ended the reporting period with double-digit total returns. Meanwhile, the day-to-day movements of the stock market were often tumultuous, even as U.S. corporations achieved record-setting profits and market valuations dropped below historical norms.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Under other circumstances a stronger recovery might be expected to lift short-term interest rates, but the Federal Reserve Board has indicated that it is likely to keep rates low for some time to come in the absence of meaningful inflation. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, DreyfusVariable Investment Fund, Money Market Portfolio produced a yield of 0.01%. Taking into account the effects of compounding, the fund provided an effective yield of 0.01% for the same period.1

Yields of money market instruments remained near historically low levels throughout 2011 as the Federal Reserve Board (the “Fed”) left short-term interest rates within a historically low range between 0.00% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Global Economic Developments Roiled Equity Markets

Although a U.S. economic recovery seemed to gain momentum at the start of 2011, economic headwinds intensified in February, when energy prices surged higher amid unrest in the Middle East, and in March, when natural and nuclear disasters in Japan disrupted the global industrial supply chain. These factors helped produce an annualized U.S. GDP growth rate of just 0.4% for the first quarter of the year.

In late April, a European sovereign debt crisis worsened as Greece teetered on the brink of default and financial instability spread to other

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

nations in the region. Meanwhile, a contentious political debate about government spending and borrowing dominated headlines in the United States. Industrial production picked up in May, but the unemployment rate climbed to 9.1%, and the U.S. housing market posted declines in existing home sales and housing starts.

The Fed ended its second quantitative easing program in June with relatively little impact on the financial markets. Meanwhile, energy prices moderated and manufacturing activity increased.These positive developments were largely offset by declining consumer confidence, weak housing markets and sluggish job creation.The unemployment rate crept higher to 9.2% in June, and it later was announced that U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets when Greece moved closer to insolvency and an unprecedented default on U.S. government debt loomed. Some of these worries came to a head in early August, when Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.The rating on short-term government debt, including securities purchased by many money market funds, was unchanged.

September brought more market turbulence when investors feared that the U.S. economy was headed for recession. However, the data seemed to tell a different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens to a level not seen since 1994. It later was announced that U.S. GDP grew at an annualized 1.8% rate during the third quarter.

Economic sentiment changed dramatically in October, when the U.S. economy continued to show resilience and European officials moved closer to agreement on measures to address the debt crisis. The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months.These developments sparked strong rebounds among investments that had been severely punished during the summer downturn. November brought more positive economic news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In addition, early data from retailers during the holiday season suggested that consumers were

4

spending more freely, while orders and production in the manufacturing sector accelerated. December witnessed more economic improvement, including an unemployment rate that inched lower to 8.5%, the measure’s lowest reading in nearly three years, and consumer confidence climbed to an eight-month high.

Rates Likely to Stay Low

Yields of money market instruments remained near zero percent throughout the reporting period, and yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the outlook remains cloudy, and the Fed has reiterated its intention to keep short-term interest rates near historical lows “at least until late 2014.” Therefore, we intend to maintain the fund’s focus on quality and liquidity.

January 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Money Market Portfolio
made available through insurance products may be similar to other funds managed or advised by
Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

Expenses paid per $1,000†	$.60
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

Expenses paid per $1,000†	$.61
Ending value (after expenses)	$1,024.60

† Expenses are equal to the fund’s annualized expense ratio of .12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2011

	Principal
Negotiable Bank Certificates of Deposit—9.0%	Amount ($)		Value ($)
Bank of America N.A.
0.55%, 3/9/12	10,000,000		10,000,000
State Street Bank and Trust Co. (Yankee)
0.10%, 1/3/12	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $20,000,000)			20,000,000

Commercial Paper—18.1%
JPMorgan Chase & Co.
0.00%, 1/3/12	10,000,000		10,000,000
Mizuho Funding LLC
0.36%, 1/12/12	10,000,000	[a]	9,998,900
Svenska Handelsbanken Inc.
0.38%, 1/20/12	10,000,000		9,997,994
UBS Finance Delaware Inc.
0.44%, 1/13/12	10,000,000		9,998,533
Total Commercial Paper
(cost $39,995,427)			39,995,427

Asset-Backed Commercial Paper—11.8%
CIESCO LLC
0.37%, 2/21/12	8,000,000	[a]	7,995,807
FCAR Owner Trust, Ser. II
0.29%, 3/8/12	10,000,000		9,994,603
Govco
0.35%, 2/14/12	8,000,000	[a]	7,996,578
Total Asset-Backed Commercial Paper
(cost $25,986,988)			25,986,988

U.S. Government Agency—6.8%
Federal Home Loan Mortgage Corp.
0.01%, 3/5/12
(cost $14,999,733)	15,000,000	[b]	14,999,733

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
U.S. Treasury Bills—9.0%	Amount ($)	Value ($)
0.00%, 1/26/12
(cost $20,000,000)	20,000,000	20,000,000

U.S. Treasury Notes—13.6%
0.01%—0.03%, 2/15/12—7/16/12
(cost $30,108,461)	30,000,000	30,108,461

Repurchase Agreements—31.6%
Barclays Capital, Inc.
0.02%, dated 12/30/11, due 1/3/12 in the
amount of $1,000,002 (fully collateralized by
$973,700 U.S. Treasury Notes, 2.25%,
due 5/31/14, value $1,020,072)	1,000,000	1,000,000
HSBC USA Inc.
0.02%, dated 12/30/11, due 1/3/12 in the
amount of $30,000,067 (fully collateralized by
$30,335,000 U.S. Treasury Notes, 0.75%,
due 3/31/13, value $30,602,397)	30,000,000	30,000,000
RBC Capital Markets
0.165%, dated 12/30/11, due 1/3/12 in the
amount of $9,000,165 (fully collateralized by
$26,299,028 Corporate Bonds, 0%-7.50%,
due 6/19/35-5/25/47, value $9,270,000 and
$1,000 Federal National Mortgage Association,
4%, due 11/1/41, value $1,046)	9,000,000	9,000,000
RBS Securities, Inc.
0.04%, dated 12/30/11, due 1/3/12 in the
amount of $20,000,089 (fully collateralized by
$19,805,000 U.S. Treasury Notes, 1.38%,
due 11/30/15, value $20,402,854)	20,000,000	20,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
UBS Securities LLC
0.02%, dated 12/30/11, due 1/3/12 in the
amount of $10,000,022 (fully collateralized by
$8,700,100 U.S. Treasury Notes, 3.63%,
due 2/15/21, value $10,200,043)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $70,000,000)		70,000,000

Total Investments (cost $221,090,609)	99.9%	221,090,609
Cash and Receivables (Net)	.1%	271,640
Net Assets	100.0%	221,362,249

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities amounted to $25,991,285 or 11.7% of net assets.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	31.6	Asset-Backed/Banking	3.6
U.S. Government/Agency	29.4	Asset-Backed/Multi-Seller Programs	3.6
Banking	27.1
Asset-Backed/Single Seller	4.6		99.9

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including
Repurchase Agreements of $70,000,000)—Note 1(b)	221,090,609	221,090,609
Cash		279,360
Interest receivable		177,403
Prepaid expenses		5,775
		221,553,147
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		38,427
Payable for shares of Beneficial Interest redeemed		136,691
Accrued expenses		15,780
		190,898
Net Assets ($)		221,362,249
Composition of Net Assets ($):
Paid-in capital		221,362,245
Accumulated net realized gain (loss) on investments		4
Net Assets ($)		221,362,249
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		221,362,177
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Interest Income	377,850
Expenses:
Investment advisory fee—Note 2(a)	1,118,690
Prospectus and shareholders’ reports	94,564
Professional fees	58,487
Custodian fees—Note 2(a)	37,621
Trustees’ fees and expenses—Note 2(b)	13,334
Shareholder servicing costs—Note 2(a)	3,254
Miscellaneous	16,683
Total Expenses	1,342,633
Less—reduction in expenses due to undertaking—Note 2(a)	(964,273)
Less—reduction in fees due to earnings credits—Note 2(a)	(595)
Net Expenses	377,765
Investment Income—Net	85
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4
Net Increase in Net Assets Resulting from Operations	89

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	85	107
Net realized gain (loss) on investments	4	11,800
Net Increase (Decrease) in Net Assets
Resulting from Operations	89	11,907
Dividends to Shareholders from ($):
Investment income—net	(11,885)	(27,690)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	274,899,540	153,765,306
Dividends reinvested	11,885	27,690
Cost of shares redeemed	(264,631,141)	(299,829,373)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	10,280,284	(146,036,377)
Total Increase (Decrease) in Net Assets	10,268,488	(146,052,160)
Net Assets ($):
Beginning of Period	211,093,761	357,145,921
End of Period	221,362,249	211,093,761

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.025	.048
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.001)	(.025)	(.048)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.13	2.54	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60	.58	.59	.57	.55
Ratio of net expenses
to average net assets	.17	.29	.44	.57	.55
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.11	2.53	4.75
Net Assets, end of period ($ x 1,000)	221,362	211,094	357,146	290,933	300,803

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Money Market Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

14

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	221,090,609
Level 3—Significant Unobservable Inputs	—
Total	221,090,609
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim

16

and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986 as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010, were all ordinary income.

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $11,800 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

18

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $964,273, during the period ended December 31, 2011.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $380 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $38 pursuant to the cash management

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $37,621 pursuant to the custody agreement.These fees were partially offset by earnings credits of $594.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $99,936, custodian fees $13,228, chief compliance officer fees $5,295 and transfer agency per account fees $60, which are offset against an expense reimbursement currently in effect in the amount of $80,092.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Money Market Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Money Market Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Money Market Portfolio at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2012

The Fund	21

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

22

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	23

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

24

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	25

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Opportunistic
Small Cap Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Important Tax Information
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The generally mild returns produced by the U.S. stock market in 2011 belie the pronounced volatility affecting equities over much of the year. Day-to-day market movements were often tumultuous, driven by macroeconomic developments ranging from catastrophic natural disasters in Japan to an unprecedented downgrade of long-term U.S. debt securities and the resurgence of a sovereign debt crisis in Europe. Still, U.S. corporations achieved record-setting profits, on average, even as market valuations dropped below historical norms.A fundamentals-based investment approach proved relatively ineffective in a market fueled mainly by emotion, causing most active portfolio managers to lag market averages.

We are hopeful that equity investors will adopt a more rational perspective in 2012. Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by David A. Daglio, Primary Portfolio Manager, James Boyd, Dale Dutile and Creighton Kang, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio, produced a total return of –13.82% for its Initial shares, and its Service shares returned –14.03%.1 In comparison, the Russell 2000 Index (the “Index”), the fund’s benchmark, produced a total return of –4.18% for the same period.2

Small-cap stocks lost ground in the spring and summer of 2011 as equity markets came under pressure from an array of domestic and international macroeconomic concerns.The fund underperformed its benchmark, primarily due to disappointments in the industrials and consumer discretionary sectors during the market downturn.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe. The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

High Levels of Volatility Roiled the Markets

Small-cap stocks rose at the start of 2011 on the strength of improvements in employment, consumer spending and corporate earnings.The market rally faltered in February, when political turmoil in the Middle East drove energy prices higher, and again in March, when natural and nuclear disasters undermined the Japanese economy and disrupted the global supply chain. However, markets quickly bounced back from these unexpected shocks.

Investor sentiment began to deteriorate in earnest in late April as pressures mounted on the sovereign debt of Greece and certain other European nations. In the United States, economic data proved more disappointing than expected, and a contentious political debate intensified regarding government spending and borrowing. In addition to these developments, a major credit-rating agency downgraded its assessment of long-term U.S. government debt in early August, sparking a steep market sell-off during August and September. However, signs of resilience in the U.S. economy enabled markets to rebound to a degree over the final few months of the year. Small-cap stocks generally produced lower returns during 2011 than their large-cap counterparts.

Seeking Opportunistic Values in a Challenging Market

The fund maintained its disciplined focus on small-cap investment opportunities, using the market downturn as an opportunity to increase its exposure to fundamentally sound companies priced below our estimation of their intrinsic value.While this approach detracted from relative returns as stocks declined, it positioned the fund for when markets later rebounded.

The fund experienced its weakest performance in the industrial sector. Truck parts maker Meritor was hurt by pricing pressures and an inability to take advantage of industry consolidation trends; heating and air conditioning equipment manufacturer Lennox International suffered after announcing lower-than-expected earnings and cash flow projections; and satellite imaging company GeoEye lost ground over concerns about proposed cuts in defense spending, the company’s main source of revenue. Underweighted exposure to the consumer staples sector further detracted from the fund’s returns relative to its benchmark, as did wholesale food distributor Nash Finch and purified water distributor Primo Water.

4

On a more positive note, the fund’s energy holdings helped returns as companies such as Gulfport Energy and Cabot Oil & Gas unlocked hidden value by increasing production. In the consumer discretionary sector, apparel maker Liz Claiborne reorganized to emphasize fast growing brands. Recently established positions in gaming companies Bally Technologies and Shuffle Master contributed positively to the strong fourth quarter returns, as did home products maker Williams-Sonoma, which recorded strong holiday sales.

Finding Opportunities in Underappreciated Areas

As of the end of the reporting period, we remain concerned about the possible impact of further negative developments in Europe, but we expect the United States to continue to produce relatively strong levels of economic growth. We have found a relatively large number of attractive investment opportunities in specific areas of the industrials, consumer discretionary and technology sectors. By contrast, most utilities, materials companies and real estate investment trusts currently appear richly valued, offering fewer investments that meet our disciplined stock selection criteria.

January 17, 2012

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
The fund is only available as a funding vehicle under various life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through May 1, 2011, at which time it was terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The
Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/11
	1Year	5 Years	10 Years
Initial shares	–13.82%	–4.59%	0.29%
Service shares	–14.03%	–4.83%	0.04%
Russell 2000 Index	–4.18%	0.15%	5.62%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, Opportunistic Small Cap Portfolio on 12/31/01 to a $10,000 investment made in the Russell 2000 Index
(the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.The performance figures for each share class reflect certain expense reimbursements without which the performance of each share class would have been lower.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses.The Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.12	$5.27
Ending value (after expenses)	$836.60	$835.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.53	$5.80
Ending value (after expenses)	$1,020.72	$1,019.46

† Expenses are equal to the fund’s annualized expense ratio of .89% for Initial Shares and 1.14% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2011

Common Stocks—99.7%	Shares	Value ($)
Consumer Discretionary—38.2%
American Axle & Manufacturing Holdings	79,800[a]	789,222
Bally Technologies	96,650[a]	3,823,474
Commercial Vehicle Group	65,220[a]	589,589
Dana Holding	237,990[a]	2,891,578
DFC Global	76,240[a]	1,376,894
Employers Holdings	135,560	2,452,280
Express	158,170[a]	3,153,910
Group 1 Automotive	33,620[b]	1,741,516
Herman Miller	86,780[b]	1,601,091
ICF International	119,660[a]	2,965,175
Kelly Services, Cl. A	121,540	1,662,667
Liz Claiborne	733,970[a,b]	6,334,161
Meritage Homes	207,660[a,b]	4,815,635
Meritor	147,230[a]	783,264
Mohawk Industries	38,590[a]	2,309,612
Newell Rubbermaid	59,250	956,888
Oshkosh	122,840[a]	2,626,319
Saks	440,600[a,b]	4,295,850
ScanSource	157,710[a,b]	5,677,560
Shuffle Master	182,160[a]	2,134,915
Standard Pacific	713,200[a,b]	2,267,976
Steelcase, Cl. A	271,610[b]	2,026,211
Tower International	115,710[a]	1,242,725
TrueBlue	36,300[a]	503,844
Williams-Sonoma	117,570	4,526,445
Wright Express	85,140[a,b]	4,621,399
		68,170,200
Consumer Staples—.6%
Dole Food	86,640[a,b]	749,436
Primo Water	114,450[a,b]	347,928
		1,097,364
Energy—4.7%
Endeavour International	167,680[a,b]	1,457,139
Gulfport Energy	127,200[a]	3,746,040
SandRidge Energy	402,550[a,b]	3,284,808
		8,487,987

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Financial—11.2%
Arthur J. Gallagher & Co.	70,060		2,342,806
Brown & Brown	173,490		3,926,079
Equifax	72,880		2,823,371
Jones Lang LaSalle	48,200		2,952,732
Nelnet, Cl. A	82,280		2,013,392
Och-Ziff Capital Management Group, Cl. A	372,720		3,134,575
Portfolio Recovery Associates	40,390	[a,b]	2,727,133
			19,920,088
Health Care—7.9%
Align Technology	103,520	[a]	2,456,012
Durect	253,310	[a,b]	298,906
Emergent BioSolutions	176,279	[a,b]	2,968,538
Hanger Orthopedic Group	233,510	[a]	4,364,302
Sagent Pharmaceuticals	33,580	[b]	705,180
Salix Pharmaceuticals	49,590	[a]	2,372,882
United Therapeutics	20,080	[a]	948,780
			14,114,600
Industrial—14.9%
Columbus McKinnon	137,180	[a]	1,740,814
Con-way	102,280		2,982,485
Encore Wire	84,320	[b]	2,183,888
Granite Construction	129,170	[b]	3,063,912
Griffon	91,280	[b]	833,386
Hubbell, Cl. B	16,390		1,095,835
Kenexa	56,030	[a]	1,496,001
Landstar System	82,040		3,931,357
Old Dominion Freight Line	18,330	[a]	742,915
Orion Marine Group	127,710	[a,b]	849,272
Saia	54,320	[a]	677,914
Sterling Construction	51,320	[a]	552,716
Trinity Industries	63,390		1,905,503
UTi Worldwide	346,270		4,601,928
			26,657,926

10

Common Stocks (continued)	Shares	Value ($)
Information Technology—17.2%
Applied Micro Circuits	116,080[a]	780,058
Brocade Communications Systems	339,350[a]	1,761,227
CSG Systems International	189,040[a,b]	2,780,778
DealerTrack Holdings	244,920[a,b]	6,676,519
Electronic Arts	27,160[a]	559,496
JDS Uniphase	207,630[a]	2,167,657
KIT Digital	140,880[a,b]	1,190,436
MICROS Systems	62,950[a]	2,932,211
Microsemi	177,220[a]	2,968,435
Omnicell	43,660[a]	721,263
SYKES Enterprises	10,680[a,b]	167,249
Take-Two Interactive Software	125,660[a]	1,702,693
Velti	430,370[a]	2,926,516
Vishay Intertechnology	140,180[a]	1,260,218
Watts Water Technologies, Cl. A	60,360	2,064,916
		30,659,672
Materials—3.4%
Cytec Industries	6,910	308,532
Georgia Gulf	119,170[a]	2,322,623
Innospec	30,950[a]	868,767
Omnova Solutions	151,360[a]	697,770
Zoltek	249,110[a,b]	1,898,218
		6,095,910
Telecommunication Services—1.6%
GeoEye	128,520[a,b]	2,855,714
Total Common Stocks
(cost $184,804,033)		178,059,461

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $894,229)	894,229[c]	894,229

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—13.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $24,171,779)	24,171,779[c]	24,171,779
Total Investments (cost $209,870,041)	113.7%	203,125,469
Liabilities, Less Cash and Receivables	(13.7%)	(24,567,719)
Net Assets	100.0%	178,557,750

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2011, the value of the fund’s securities on loan was
$23,541,268 and the value of the collateral held by the fund was $24,171,779.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	38.2	Energy	4.7
Information Technology	17.2	Materials	3.4
Industrial	14.9	Telecommunication Services	1.6
Money Market Investments	14.0	Consumer Staples	.6
Financial	11.2
Health Care	7.9		113.7

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $23,541,268)—Note 1(b):
Unaffiliated issuers	184,804,033	178,059,461
Affiliated issuers	25,066,008	25,066,008
Cash		15,447
Dividends and securities lending income receivable		69,839
Receivable for investment securities sold		16,601
Receivable for shares of Beneficial Interest subscribed		5,202
Prepaid expenses		3,663
		203,236,221
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		136,118
Liability for securities on loan—Note 1(b)		24,171,779
Payable for investment securities purchased		247,086
Payable for shares of Beneficial Interest redeemed		50,817
Accrued expenses		72,671
		24,678,471
Net Assets ($)		178,557,750
Composition of Net Assets ($):
Paid-in capital		265,851,448
Accumulated net realized gain (loss) on investments		(80,549,126)
Accumulated net unrealized appreciation
(depreciation) on investments		(6,744,572)
Net Assets ($)		178,557,750

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	165,655,562	12,902,188
Shares Outstanding	6,308,150	498,371
Net Asset Value Per Share ($)	26.26	25.89

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	794,055
Affiliated issuers	1,854
Income from securities lending—Note 1(b)	100,524
Total Income	896,433
Expenses:
Investment advisory fee—Note 3(a)	1,468,313
Prospectus and shareholders’ reports	105,689
Professional fees	56,327
Custodian fees—Note 3(b)	38,887
Distribution fees—Note 3(b)	34,729
Trustees’ fees and expenses—Note 3(c)	16,994
Shareholder servicing costs—Note 3(b)	10,021
Loan commitment fees—Note 2	2,752
Miscellaneous	16,661
Total Expenses	1,750,373
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(105,705)
Less—reduction in fees due to earnings credits—Note 3(b)	(5)
Net Expenses	1,644,663
Investment (Loss)—Net	(748,230)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	14,553,334
Net unrealized appreciation (depreciation) on investments	(43,421,641)
Net Realized and Unrealized Gain (Loss) on Investments	(28,868,307)
Net (Decrease) in Net Assets Resulting from Operations	(29,616,537)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income (loss)—net	(748,230)	810,319
Net realized gain (loss) on investments	14,553,334	12,489,895
Net unrealized appreciation
(depreciation) on investments	(43,421,641)	37,613,311
Net Increase (Decrease) in Net Assets
Resulting from Operations	(29,616,537)	50,913,525
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(718,813)	(1,268,984)
Service Shares	(43,939)	(87,019)
Total Dividends	(762,752)	(1,356,003)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	28,028,041	9,037,855
Service Shares	2,204,416	1,573,989
Dividends reinvested:
Initial Shares	718,813	1,268,984
Service Shares	43,939	87,019
Cost of shares redeemed:
Initial Shares	(28,697,581)	(25,528,184)
Service Shares	(2,879,501)	(2,222,606)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(581,873)	(15,782,943)
Total Increase (Decrease) in Net Assets	(30,961,162)	33,774,579
Net Assets ($):
Beginning of Period	209,518,912	175,744,333
End of Period	178,557,750	209,518,912
Undistributed investment income—net	—	762,192

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Initial Shares
Shares sold	934,142	349,483
Shares issued for dividends reinvested	22,490	48,305
Shares redeemed	(995,992)	(1,003,150)
Net Increase (Decrease) in Shares Outstanding	(39,360)	(605,362)
Service Shares
Shares sold	84,677	61,092
Shares issued for dividends reinvested	1,392	3,347
Shares redeemed	(98,107)	(88,604)
Net Increase (Decrease) in Shares Outstanding	(12,038)	(24,165)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	30.58	23.49	19.01	32.34	42.03
Investment Operations:
Investment income (loss)—net[a]	(.10)	.12	.17	.26	.24
Net realized and unrealized
gain (loss) on investments	(4.10)	7.16	4.63	(11.87)	(4.29)
Total from Investment Operations	(4.20)	7.28	4.80	(11.61)	(4.05)
Distributions:
Dividends from investment income—net	(.12)	(.19)	(.32)	(.25)	(.31)
Dividends from net realized
gain on investments	—	—	—	(1.47)	(5.33)
Total Distributions	(.12)	(.19)	(.32)	(1.72)	(5.64)
Net asset value, end of period	26.26	30.58	23.49	19.01	32.34
Total Return (%)	(13.82)	31.11	26.04	(37.59)	(11.06)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	.86	.86	.83	.81
Ratio of net expenses
to average net assets	.82	.70	.71	.75	.81
Ratio of net investment income
(loss) to average net assets	(.36)	.46	.88	.95	.66
Portfolio Turnover Rate	91.45	192.88	69.73	77.65	90.75
Net Assets, end of period ($ x 1,000)	165,656	194,105	163,322	144,777	447,447

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	30.20	23.24	18.77	31.94	41.56
Investment Operations:
Investment income (loss)—net[a]	(.17)	.06	.12	.20	.15
Net realized and unrealized
gain (loss) on investments	(4.05)	7.06	4.60	(11.75)	(4.25)
Total from Investment Operations	(4.22)	7.12	4.72	(11.55)	(4.10)
Distributions:
Dividends from investment income—net	(.09)	(.16)	(.25)	(.15)	(.19)
Dividends from net realized
gain on investments	—	—	—	(1.47)	(5.33)
Total Distributions	(.09)	(.16)	(.25)	(1.62)	(5.52)
Net asset value, end of period	25.89	30.20	23.24	18.77	31.94
Total Return (%)	(14.03)	30.77	25.77	(37.77)	(11.28)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	1.11	1.11	1.08	1.06
Ratio of net expenses
to average net assets	1.07	.95	.96	.99	1.06
Ratio of net investment income
(loss) to average net assets	(.61)	.22	.63	.75	.42
Portfolio Turnover Rate	91.45	192.88	69.73	77.65	90.75
Net Assets, end of period ($ x 1,000)	12,902	15,414	12,422	10,077	18,299

a Based on average shares outstanding at each month end.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Opportunistic Small Cap Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	170,531,017	—	—	170,531,017
Equity Securities—
Foreign†	7,528,444	—	—	7,528,444
Mutual Funds	25,066,008	—	—	25,066,008
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity

22

and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2011, The Bank of New York Mellon earned $43,082 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2010	($)	Purchases ($)	Sales ($)	12/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,798,000		88,409,663	89,313,434	894,229.5
Dreyfus
Institutional
Cash
Advantage
Fund	43,915,116		202,233,674	221,977,011	24,171,779		13.5
Total	45,713,116		290,643,337	311,290,445	25,066,008		14.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions. The fund

24

recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $78,939,438 and unrealized depreciation $6,880,720. In addition, the fund had $1,473,540 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than be considered short-term as they were under previous statute. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, $28,314,747 of the carryover expires in fiscal 2016 and $50,624,691 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were as follows: ordinary income $762,752 and $1,356,003, respectively.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $748,790 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager had agreed until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of each class (excluding Rule 12b-1 fees, taxes, brokerage commissions, interest on borrowings and extraordinary expenses) did not exceed .70% of the value of the fund’s average daily net assets. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $105,705 during the period ended December 31, 2011.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing

26

their shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2011, Service shares were charged $34,729 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $1,000 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2011, the fund was charged $160 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $5.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $38,887 pursuant to the custody agreement.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $112,873, Rule 12b-1 distribution plan fees $2,709, custodian fees $15,067, chief compliance officer fees $5,295 and transfer agency per account fees $174.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2011, amounted to $180,083,595 and $179,682,680, respectively.

At December 31, 2011, the cost of investments for federal income tax purposes was $210,006,189; accordingly, accumulated net unrealized depreciation on investments was $6,880,720, consisting of $14,205,227 gross unrealized appreciation and $21,085,947 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2012

The Fund	29

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2011 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

34

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Quality Bond Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
20	Statement of Options Written
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets in 2011 were primarily driven by a “flight to quality” in which investors fled riskier assets due to adverse macroeconomic developments ranging from natural disasters in Japan to an unprecedented downgrade of long-term U.S. debt securities and the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S.Treasury securities ended the year with double-digit total returns as investors flocked to traditional safe havens. Corporate-backed bonds also fared well, but to a lesser degree than Treasuries, as investors sought competitive yields in a low interest-rate environment.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. In addition, we believe that long-term fundamentals currently appear to favor U.S. non-financial corporate credit, as well as emerging-markets local currency-denominated debt. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by David Bowser, CFA, and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of 7.04%, and its Service shares achieved a total return of 6.78%.1 The Barclays Capital U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 7.84% for the same period.2

U.S. government securities rallied strongly over much of 2011 when economic uncertainty intensified amid a subpar U.S. economic recovery and a sovereign debt crisis in Europe, causing a flight to traditional safe havens among investors. In contrast, higher yielding sectors of the bond market produced more modest returns. The fund produced lower returns than its benchmark, primarily due to allocations to higher yielding bonds and a relatively short average duration.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities. The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Government Securities Rallied Amid Economic Uncertainty

Improvements in U.S. economic data supported prices of higher yielding bonds at the start of 2011, but investor confidence deteriorated in

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the spring when Greece appeared headed for default on its sovereign debt and the crisis spread to other European nations. In addition, U.S. economic data proved more disappointing than expected, and investors reacted cautiously to a contentious political debate regarding U.S. government spending and borrowing.These developments sparked a shift away from riskier assets and toward traditional safe havens, causing U.S. government bond prices to rise and their yields to fall. Long-term U.S. government bonds benefited more from the rally than their shorter-term counterparts. Meanwhile, investment-grade and high yield corporate bonds suffered declines, erasing their earlier gains.

Economic data and investor confidence seemed to improve from October through December, when it became more apparent that the U.S. economic expansion remained intact and the European Union seemed to make some progress in addressing the region’s problems.As a result, U.S. government securities gave back some of their previous gains. Corporate-backed securities rallied to a degree over the final months of the reporting period, enabling them to end the year with positive total returns, on average.

Constructive Investment Posture Dampened Relative Results

The fund’s results compared to the benchmark were undermined by our expectations of a more robust U.S. economy, which led us to establish overweighted positions in riskier market sectors, including high yield securities and dollar-denominated bonds issued by governments in the emerging markets. These securities generally lagged the robust returns provided by long-term U.S. government securities during the flight to quality. In addition, we had set the fund’s average duration in a position we considered slightly shorter than market averages in anticipation of potentially higher interest rates. However, this strategy prevented the fund from participating more fully in the remarkable gains of U.S. Treasury securities and, to a lesser extent, U.S. government agency securities.

The fund achieved better results from high-quality commercial mortgage-backed securities and asset-backed securities, which fared quite well during 2011. Our security selection strategy among residential mortgage-backed securities also added value, as we favored higher coupon mortgages that benefited from low prepayment activity stemming from depressed home prices and tight lending standards.

Positioned for a Slow-Growth Environment

We currently expect the U.S. economic recovery to persist, but at a more sluggish pace than historical norms, as the concerns that weighed on investor sentiment in 2011 may be slow to recede. Nonetheless, we have maintained a mild emphasis on higher yielding securities, particularly residential mortgage-backed securities that, in our view, are likely to benefit from the Federal Reserve Board’s efforts to stimulate the U.S. economy. We also have favored commercial mortgages, asset-backed securities and corporate credits that have little exposure to Europe’s troubles.The fund’s high yield holdings are concentrated among shorter-term securities toward the upper end of the sector’s credit-quality spectrum. In our view, these are prudent strategies until the economic outlook becomes clearer.

January 17, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Short sales involve selling a security the fund does not hold own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Leverage may magnify the fund’s gains or losses.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-
10 years.The Index does not include fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/11
	1Year	5 Years	10 Years
Initial shares	7.04%	5.76%	5.15%
Service shares	6.78%	5.50%	4.89%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, Quality Bond Portfolio on 12/31/01 to a $10,000 investment made in the Barclays Capital U.S.Aggregate
Bond Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses.The Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Quality Bond Portfolio from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.12	$5.40
Ending value (after expenses)	$1,042.40	$1,040.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.08	$5.35
Ending value (after expenses)	$1,021.17	$1,019.91

† Expenses are equal to the fund’s annualized expense ratio of .80% for Initial shares and 1.05% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2011

	Coupon	Maturity	Principal
Bonds and Notes—123.4%	Rate (%)	Date	Amount ($)[a]		Value ($)
Agriculture—.5%
Altria Group,
Gtd. Notes	10.20	2/6/39	335,000		522,883
Asset-Backed Ctfs./
Auto Receivables—4.6%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	440,000	[b]	454,927
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	205,000		206,595
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		492,818
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	155,000		160,465
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	250,166	[b]	250,441
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		113,296
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		275,632
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000		705,469
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	317,722	[b]	319,390
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	139,348	[b]	138,253
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		149,659
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		245,015
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000		468,555
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.13	10/14/14	465,000	[b,c]	464,311
					4,444,826
Asset-Backed Ctfs./Credit Cards—1.4%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	3.03	8/15/18	1,300,000	[b,c]	1,364,635

The Fund	9

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Home Equity Loans—.6%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	292,466	[c]	292,413
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	73,036	[c]	73,173
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.69	3/25/35	38,520	[c]	38,333
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.34	10/25/36	11,256	[c]	11,166
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.92	9/25/34	56,850	[c]	56,309
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.55	11/25/35	62,790	[c]	61,936
					533,330
Banks—3.4%
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	270,000		249,818
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	225,000		216,886
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	230,000		236,908
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	490,000		500,405
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000		239,450
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	175,000		195,493
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	605,000		612,187
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	240,000		243,006
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	190,000		175,999
NB Capital Trust IV,
Gtd. Cap. Secs	8.25	4/15/27	620,000		575,050
					3,245,202

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—4.1%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	386,318	[c]	411,299
Credit Suisse First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	253,058	[c]	257,728
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	132,296	[b]	132,958
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,065,000	[b,c]	1,037,155
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	395,000	[b,c]	382,695
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	225,000	[b,c]	221,391
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	[b]	534,961
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000		730,091
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	56,651	[c]	56,626
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	22,840		22,827
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		151,664
					3,939,395
Diversified Financial Services—4.2%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	110,000		122,913
Ameriprise Financial,
Sr. Unscd. Notes	7.30	6/28/19	270,000		324,268
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	299,000		364,967
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	[b]	107,260

The Fund	11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Diversified Financial
Services (continued)
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[b]	138,837
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	365,000		366,859
General Electric Capital,
Sr. Unscd. Notes	1.01	4/7/14	520,000	[c]	508,563
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	730,000		877,505
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000	[d]	250,000
Invesco,
Gtd. Notes	5.38	2/27/13	250,000		259,905
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		680,366
					4,001,443
Electric Utilities—2.2%
AES,
Sr. Unscd. Notes	8.00	10/15/17	215,000		237,575
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		467,263
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	655,000		658,071
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		362,950
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		250,836
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		178,051
					2,154,746
Food, Beverage & Tobacco—.6%
Altria Group,
Gtd. Notes	9.70	11/10/18	180,000		242,497
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	305,000		357,972
					600,469

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental—2.8%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	275,000		280,612
Mexican Government,
Bonds	MXN	6.50	6/10/21	26,370,000		1,896,392
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	305,000	[d]	339,680
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	110,000		137,803
						2,654,487
Health Care—1.3%
Amgen,
Sr. Unscd. Notes		3.88	11/15/21	375,000		379,190
Aristotle Holding,
Gtd. Notes		4.75	11/15/21	245,000	[b]	254,017
Biomet,
Gtd. Notes		10.00	10/15/17	175,000		189,875
Gilead Sciences,
Sr. Unscd. Notes		4.40	12/1/21	205,000		217,460
HCA,
Sr. Unscd. Notes		6.25	2/15/13	245,000		251,125
						1,291,667
Industrial—.8%
CSX,
Sr. Unscd. Notes		4.75	5/30/42	225,000		233,103
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	210,000		263,993
Waste Management,
Gtd. Notes		7.38	5/15/29	200,000		254,981
						752,077
Materials—2.7%
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	560,000		575,540
Dow Chemical,
Sr. Unscd. Notes		5.25	11/15/41	185,000		195,341
Ecolab,
Sr. Unscd. Notes		4.35	12/8/21	90,000		96,305

The Fund	13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	325,000		345,678
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000	[b]	383,403
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	305,000	[b]	314,790
International Paper,
Sr. Unscd. Notes	4.75	2/15/22	225,000		239,637
Peabody Energy,
Gtd. Notes	6.25	11/15/21	210,000	[b]	218,400
Teck Resources,
Gtd. Notes	6.25	7/15/41	185,000		214,489
					2,583,583
Media—3.6%
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		100,664
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	[b]	472,267
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	165,000		180,636
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	335,000		355,848
Dish DBS,
Gtd. Notes	6.75	6/1/21	135,000		146,138
Dish DBS,
Gtd. Notes	7.13	2/1/16	105,000		113,663
NBC Universal Media,
Sr. Unscd. Notes	4.38	4/1/21	270,000		285,486
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000		384,772
News America,
Gtd. Notes	4.50	2/15/21	195,000		204,842
News America,
Gtd. Notes	6.15	3/1/37	320,000		350,959
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	165,000	[b]	191,879
Time Warner Cable,
Gtd. Notes	5.50	9/1/41	240,000		253,859

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Media (continued)
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	295,000	350,847
Time Warner,
Gtd. Notes	5.88	11/15/16	90,000	103,992
				3,495,852
Municipal Bonds—.9%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000	402,366
Illinois,
GO	4.42	1/1/15	200,000	207,602
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000	239,444
				849,412
Oil & Gas—2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000	615,088
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	340,000	366,350
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	225,000	247,477
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000	200,209
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000	360,281
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000	344,453
Valero Energy,
Gtd. Notes	6.13	2/1/20	240,000	267,389
				2,401,247
Property & Casualty
Insurance—2.2%
AON,
Sr. Unscd. Notes	3.50	9/30/15	240,000	246,493
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	51,000	50,908
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	224,000	245,048

The Fund	15

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Property & Casualty
Insurance (continued)
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	328,000		357,606
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	235,000		292,998
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	460,000		493,147
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000		170,616
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000		206,247
					2,063,063
Real Estate—3.0%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	240,000		260,118
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		325,749
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	30,000		32,968
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000		335,368
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000		149,856
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000		101,750
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000		338,669
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000		432,067
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		70,390
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		130,833
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000		183,928
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000	[b]	486,788
					2,848,484

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.2%
Credit Suisse First Boston Mortgage
Securities, Ser. 2005-6, Cl. 1A2	0.56	7/25/35	168,395	[c]	151,039
Retail—1.0%
CVS Pass-Through Trust,
Pass Thru Certificates	6.04	12/10/28	292,099		304,802
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	521,602	[b]	640,035
					944,837
Telecommunications—1.5%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	295,000		343,243
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	315,000		402,120
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	310,000		336,970
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	175,000		182,575
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	155,000		167,501
					1,432,409
U.S. Government Agencies/
Mortgage-Backed—34.0%
Federal Home Loan Mortgage Corp.:
4.00%			5,005,000	[e,f]	5,250,558
Multiclass Mortgage Participation Ctfs.,
REMIC, Ser. 2586, Cl. WE,
4.00%, 12/15/32			145,122	[f]	149,325
5.50%, 10/1/39—9/1/40			411,542	[f]	449,006
Federal National Mortgage Association:
3.50%			485,000	[e,f]	498,944
4.00%			8,330,000	[e,f]	8,753,008
5.00%			5,625,000	[e,f]	6,077,638
5.50%			3,900,000	[e,f]	4,237,557
5.00%, 11/1/20—11/1/21			1,480,266	[f]	1,599,624
5.50%, 9/1/34—8/1/40			593,988	[f]	648,267
6.00%, 11/1/37—5/1/39			2,248,527	[f]	2,492,800
7.00%, 6/1/29—9/1/29			36,784	[f]	42,931

The Fund	17

STATEMENT OF INVESTMENTS (continued)

	Principal
Bonds and Notes (continued)	Amount ($)[a]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I:
4.00%	855,000	[e]	914,716
5.50%, 4/15/33—3/15/34	1,317,601		1,488,309
Government National Mortgage Association II;
7.00%, 9/20/28—7/20/29	9,689		11,288
			32,613,971
U.S. Government Securities—45.3%
U.S. Treasury Bonds:
3.88%, 8/15/40	3,250,000	[d]	3,896,445
6.13%, 11/15/27	465,000	[d]	691,179
U.S. Treasury Notes:
1.00%, 4/30/12	2,610,000	[d]	2,618,563
1.13%, 1/15/12	21,290,000	[d]	21,300,815
1.75%, 4/15/13	1,650,000	[d]	1,683,000
2.13%, 5/31/15	7,520,000	[d]	7,940,067
3.63%, 5/15/13	5,025,000	[d]	5,258,979
			43,389,048
Total Bonds and Notes
(cost $114,531,648)			118,278,105

	Face Amount
	Covered by
Options Purchased—.1%	Contracts ($)		Value ($)
Call Options;
5-Year USD LIBOR-BBA,
February 2012 @ $1.43
(cost $38,147)	5,155,000	[g]	49,264

	Principal
Short-Term Investments—1.8%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 1/12/12
(cost $1,690,015)	1,690,000		1,689,995

Other Investment—.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $713,835)	713,835	[h]	713,835

Investment of Cash Collateral
for Securities Loaned—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $605,200)	605,200[h]	605,200
Total Investments (cost $117,578,845)	126.6%	121,336,399
Liabilities, Less Cash and Receivables	(26.6%)	(25,489,022)
Net Assets	100.0%	95,847,377

BBA—British Bankers Association
GO—General Obligation
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
USD—US Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
MXN—Mexican New Peso
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities were valued at $8,508,793 or 8.9% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At December 31, 2011, the value of the fund’s securities on loan was
$41,992,364 and the value of the collateral held by the fund was $43,054,645, consisting of cash collateral of
$605,200 and U.S Government & Agency securities valued at $42,449,445.
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Non-income producing security.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	79.3	Foreign/Governmental	2.8
Corporate Bonds	29.5	Municipal Bonds	.9
Asset/Mortgage-Backed	10.9	Options Purchased	.1
Short-Term/
Money Market Investments	3.1		126.6

† Based on net assets.
See notes to financial statements.

The Fund	19

STATEMENT OF OPTIONS WRITTEN
December 31, 2011

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options;
10-Year USD LIBOR-BBA,
February 2012 @ $2.15
(premiums received $38,147)	2,705,000	[a]	(47,882)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $41,992,364)—Note 1(c):
Unaffiliated issuers	116,259,810	120,017,364
Affiliated issuers	1,319,035	1,319,035
Cash		18,310
Cash denominated in foreign currencies	62,697	62,097
Dividends, interest and securities lending income receivable		714,084
Receivable for shares of Beneficial Interest subscribed		13,289
Prepaid expenses		2,894
		122,147,073
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		74,069
Payable for open mortgage dollar roll transactions—Note 4		23,724,689
Payable for investment securities purchased		1,797,763
Liability for securities on loan—Note 1(c)		605,200
Outstanding options written, at value (premiums received
$38,147)—See Statement of Options Written—Note 4		47,882
Payable for shares of Beneficial Interest redeemed		32,565
Accrued expenses		17,528
		26,299,696
Net Assets ($)		95,847,377
Composition of Net Assets ($):
Paid-in capital		96,856,410
Accumulated undistributed investment income—net		1,393,116
Accumulated net realized gain (loss) on investments		(6,149,354)
Accumulated net unrealized appreciation (depreciation)
on investments, options transactions and
foreign currency transactions		3,747,205
Net Assets ($)		95,847,377

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	69,071,838	26,775,539
Shares Outstanding	5,792,631	2,253,383
Net Asset Value Per Share ($)	11.92	11.88

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Income ($):
Income:
Interest	3,829,787
Dividends;
Affiliated issuers	2,307
Income from securities lending—Note 1(c)	8,262
Total Income	3,840,356
Expenses:
Investment advisory fee—Note 3(a)	753,239
Distribution fees—Note 3(b)	67,868
Professional fees	53,042
Prospectus and shareholders’ reports	25,859
Custodian fees—Note 3(b)	18,918
Trustees’ fees and expenses—Note 3(c)	8,704
Shareholder servicing costs—Note 3(b)	4,585
Loan commitment fees—Note 2	2,524
Miscellaneous	52,032
Total Expenses	986,771
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	986,769
Investment Income—Net	2,853,587
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,653,573
Net realized gain (loss) on options transactions	57,572
Net realized gain (loss) on financial futures	(192,152)
Net realized gain (loss) on forward foreign currency exchange contracts	129,734
Net Realized Gain (Loss)	5,648,727
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(755,061)
Net unrealized appreciation (depreciation) on options transactions	(18,804)
Net unrealized appreciation (depreciation) on financial futures	(88,062)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	4,804
Net Unrealized Appreciation (Depreciation)	(857,123)
Net Realized and Unrealized Gain (Loss) on Investments	4,791,604
Net Increase in Net Assets Resulting from Operations	7,645,191

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
Operations ($):
Investment income—net	2,853,587	4,759,418
Net realized gain (loss) on investments	5,648,727	4,694,626
Net unrealized appreciation
(depreciation) on investments	(857,123)	1,537,051
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,645,191	10,991,095
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(3,302,535)	(4,147,602)
Service Shares	(924,818)	(1,073,094)
Total Dividends	(4,227,353)	(5,220,696)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	9,347,772	10,267,694
Service Shares	2,462,500	1,716,930
Dividends reinvested:
Initial Shares	3,302,535	4,147,602
Service Shares	924,818	1,073,094
Cost of shares redeemed:
Initial Shares	(51,347,775)	(19,505,835)
Service Shares	(5,245,585)	(6,933,179)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(40,555,735)	(9,233,694)
Total Increase (Decrease) in Net Assets	(37,137,897)	(3,463,295)
Net Assets ($):
Beginning of Period	132,985,274	136,448,569
End of Period	95,847,377	132,985,274
Undistributed investment income—net	1,393,116	2,061,794

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2011	2010
Capital Share Transactions:
Initial Shares
Shares sold	798,389	893,014
Shares issued for dividends reinvested	282,715	363,167
Shares redeemed	(4,394,274)	(1,703,354)
Net Increase (Decrease) in Shares Outstanding	(3,313,170)	(447,173)
Service Shares
Shares sold	209,770	149,601
Shares issued for dividends reinvested	79,292	94,370
Shares redeemed	(448,776)	(606,808)
Net Increase (Decrease) in Shares Outstanding	(159,714)	(362,837)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.55	11.08	10.11	11.08	11.25
Investment Operations:
Investment income—net[a]	.29	.41	.48	.51	.53
Net realized and unrealized
gain (loss) on investments	.51	.51	.99	(.96)	(.16)
Total from Investment Operations	.80	.92	1.47	(.45)	.37
Distributions:
Dividends from investment income—net	(.43)	(.45)	(.50)	(.52)	(.54)
Net asset value, end of period	11.92	11.55	11.08	10.11	11.08
Total Return (%)	7.04	8.38	14.96	(4.18)	3.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	.77	.75	.76	.77
Ratio of net expenses
to average net assets	.79	.77	.75	.76	.72
Ratio of net investment income
to average net assets	2.54	3.55	4.56	4.71	4.78
Portfolio Turnover Rate [b]	379.94	288.08	293.67	391.87	446.13
Net Assets, end of period ($ x 1,000)	69,072	105,205	105,816	100,396	120,446

a Based on average shares outstanding at each month end.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2011,
2010, 2009, 2008 and 2007 were 162.19%, 129.47%, 102.76%, 142.10% and 219.54%, respectively.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.51	11.04	10.07	11.04	11.21
Investment Operations:
Investment income—net[a]	.26	.38	.45	.48	.51
Net realized and unrealized
gain (loss) on investments	.51	.50	.99	(.96)	(.17)
Total from Investment Operations	.77	.88	1.44	(.48)	.34
Distributions:
Dividends from investment income—net	(.40)	(.41)	(.47)	(.49)	(.51)
Net asset value, end of period	11.88	11.51	11.04	10.07	11.04
Total Return (%)	6.78	8.20	14.63	(4.46)	3.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	1.02	1.00	1.01	1.02
Ratio of net expenses
to average net assets	1.04	1.02	1.00	1.01	.97
Ratio of net investment income
to average net assets	2.22	3.29	4.33	4.46	4.51
Portfolio Turnover Rate[b]	379.94	288.08	293.67	391.87	446.13
Net Assets, end of period ($ x 1,000)	26,776	27,780	30,633	33,105	44,035

a Based on average shares outstanding at each month end.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2011,
2010, 2009, 2008 and 2007 were 162.19%, 129.47%, 102.76%, 142.10% and 219.54%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Quality Bond Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	6,342,791	—	6,342,791
Commercial
Mortgage-Backed	—	3,939,395	—	3,939,395
Corporate Bonds†	—	28,337,962	—	28,337,962
Foreign/Governmental	—	2,654,487	—	2,654,487
Municipal Bonds	—	849,412	—	849,412
Mutual Funds	1,319,035	—	—	1,319,035
Residential
Mortgage-Backed	—	151,039	—	151,039
U.S. Government
Agencies/
Mortgage-Backed	—	32,613,971	—	32,613,971
U.S. Treasury	—	45,079,043	—	45,079,043
Other Financial
Instruments:
Options Purchased	—	49,264	—	49,264
Liabilities ($)
Other Financial
Instruments:
Options Written	—	(47,882)	—	(47,882)
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2011, The Bank of New York Mellon earned $4,449 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended December 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	12/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	163,000	53,594,570	53,043,735	713,835.7
Dreyfus
Institutional
Cash
Advantage
Fund	1,982,010	19,839,313	21,216,123	605,200.6
Total	2,145,010	73,433,883	74,259,858	1,319,035	1.3

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On December 30, 2011, the Board ofTrustees declared a cash dividend of $.031 and $.029 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on January 3, 2012 (ex-dividend date) to shareholders of record as of the close of business on December 30, 2011.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,393,116, accumulated capital losses $5,630,727 and unrealized appreciation $3,250,211. In addition, the fund had $21,633 of capital losses realized after October 31, 2011, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than be considered short-term as they were under previous statute. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. If not applied, $1,665,151 of the carryover expires in fiscal 2016 and $3,965,576 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were as follows: ordinary income $4,227,353 and $5,220,696, respectively.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydown gains (losses) and foreign currency transactions, the fund increased accumulated undistributed investment income-net by $705,088 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(g) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their matu-rity.ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2011, Service shares were charged $67,868 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2011, the fund was charged $580 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

ended December 31, 2011, the fund was charged $79 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2011, the fund was charged $18,918 pursuant to the custody agreement.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $52,977, Rule 12b-1 distribution plan fees $5,699, custodian fees $10,006, chief compliance officer fees $5,295 and transfer agency per account fees $92.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts and options transactions, during the period ended December 31, 2011, amounted to $533,219,858 and $575,241,018, respectively, of which $305,604,377 in purchases and $306,405,987 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of December 31, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	49,264	Interest rate risk[2]	(47,882)
Gross fair value of
derivatives contracts	49,264		(47,882)

Statement of Assets and Liabilities location:
1	Options purchased are included in Investments in securities of Unaffiliated issuers at market value.
2	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[3]	Options[4]	Contracts[5]	Total
Interest rate	(192,152)	97,557	—	(94,595)
Foreign exchange	—	(39,985)	129,734	89,749
Total	(192,152)	57,572	129,734	(4,846)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[6]	Options[7]	Contracts[8]	Total
Interest rate	(88,062)	(63,734)	—	(151,796)
Foreign exchange	—	44,930	4,804	49,734
Total	(88,062)	(18,804)	4,804	(102,062)

Statement of Operations location:
3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on options transactions.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on options transactions.
8	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (continued)

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.At December 31, 2011, there were no financial futures contracts outstanding.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies or as a substitute for an investment. The fund is subject to interest rate and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended December 31, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($) Gain (Loss) ($)
Contracts outstanding
December 31, 2010	14,420,000	161,296
Contracts written	49,905,000	307,782
Contracts terminated:
Contracts closed	45,600,000	303,566	333,279	(29,713)
Contracts expired	16,020,000	127,365	—	127,365
Total contracts terminated	61,620,000	430,931	333,279	97,652
Contracts Outstanding
December 31, 2011	2,705,000	38,147	—	—

The Fund	41

NOTES TO FINANCIAL STATEMENTS (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At December 31, 2011, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2011:

Average Market Value ($)
Interest rate futures contracts	2,255,833
Interest rate options contracts	28,141
Foreign currency options contracts	9,475
Forward contracts	2,841,937

At December 31, 2011, the cost of investments for federal income tax purposes was $117,921,068; accordingly, accumulated net unrealized appreciation on investments was $3,415,331, consisting of $4,110,063 gross unrealized appreciation and $694,732 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Quality Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the statements of investments and options written, of Dreyfus Variable Investment Fund, Quality Bond Portfolio (one of the series comprising DreyfusVariable Investment Fund) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DreyfusVariable Investment Fund, Quality Bond Portfolio at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2012

The Fund	43

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	45

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	47

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $160,412 in 2010 and $238,908 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $63,528 in 2010 and $109,854 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ -0- in 2010 and $-0- in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $25,727 in 2010 and $28,718 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2010 and $-0- in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $407 in 2010 and $414 in 2011. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2010 and $-0- in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $39,552,052 in 2010 and $20,226,638 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 13, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	February 13, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)